UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
                        --------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
                      ------------------------------------
           (Address of principal executive offices)  (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:       12/31
                         ---------------------------

Date of reporting period:      06/30/10
                         ---------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

================================================================================
                                                                   June 30, 2010
                                                                     (Unaudited)

Semi-Annual Report
================================================================================

--------------------------------------------------------------------------------

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Baron Small Cap Growth Fund

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Money Market Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Enhanced ETF Fund

Touchstone Moderate ETF Fund


--------------------------------------------------------------------------------

[LOGO] Touchstone Investments(R)

                                                                           1
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                     TOUCHSTONE BARON SMALL CAP GROWTH FUND
                     --------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     33.4
Health Care                                                                15.1
Financials                                                                 13.9
Industrials                                                                11.2
Energy                                                                      9.2
Consumer Staples                                                            6.4
Information Technology                                                      3.5
Utilities                                                                   2.8
Telecommunication Services                                                  2.3
Investment Funds                                                           15.0
Other Assets/Liabilities (Net)                                            (12.8)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              24.2
U.S. Agency                                                                14.0
AAA/Aaa                                                                     9.4
AA/Aa                                                                       3.7
A/A                                                                        10.7
BBB/Baa                                                                    16.7
BB/Ba                                                                       5.5
B/B                                                                        10.6
CCC                                                                         3.1
CC                                                                          0.3
NR                                                                          1.8
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Corporate Bonds                                                            40.1
U.S. Treasury Obligations                                                  24.2
Asset-Backed Securities                                                    17.3
U.S. Government
   Mortgage-Backed Obligations                                             14.0
Municipal Bonds                                                             0.9
Sovereign Bond                                                              0.6
Preferred Stock                                                             0.4
Investment Fund                                                             8.3
Other Assets/Liabilites (Net)                                              (5.8)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
BBB/Baa                                                                     3.0
BB                                                                         22.8
B                                                                          66.4
CCC                                                                         7.4
CC                                                                          0.2
NR                                                                          0.2
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     22.0
Energy                                                                     14.9
Utilities                                                                  12.2
Industrials                                                                11.7
Financials                                                                  9.6
Telecommunication Services                                                  9.2
Materials                                                                   8.1
Healthcare                                                                  8.0
Information Technology                                                      3.9
Consumer Staples                                                            0.9
Investment Fund                                                             1.4
Other Assets/Liabilities (Net)                                             (1.9)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE LARGE CAP CORE EQUITY FUND
                      -------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
InformationTechnology                                                      21.3
Financials                                                                 14.3
Consumer Discretionary                                                     14.0
Industrials                                                                11.9
Health Care                                                                10.4
Consumer Staples                                                            8.9
Energy                                                                      8.8
Materials                                                                   3.7
Utilities                                                                   2.7
Telecommunication Services                                                  1.5
Investment Funds                                                            4.8
Other Assets/Liabilities (Net)                                             (2.3)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

    2
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS CONTINUED

--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Information Technology                                                     18.3
Financials                                                                 16.0
Industrials                                                                15.4
Consumer Discretionary                                                     13.1
Health Care                                                                12.5
Energy                                                                      9.3
Materials                                                                   8.0
Consumer Staples                                                            3.0
Utilities                                                                   2.6
Telecommunication Services                                                  1.0
Investment Funds                                                            6.6
Other Assets/Liabilities (Net)                                             (5.8)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Agency                                                                16.2
A-1/P-1                                                                    76.0
A-2/P-2                                                                     2.0
NR                                                                          5.8
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 57.4
Corporate Notes/Commercial Paper                                           19.0
Taxable Municipal Bonds                                                     8.0
U.S. Government Securities                                                 16.4
Bank CD/TD                                                                  0.3
Other Assets/Liabilities (Net)                                             (1.1)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financials                                                                 38.3
Information Technology                                                     17.5
Energy                                                                     17.1
Materials                                                                   9.9
Consumer Discretionary                                                      9.4
Health Care                                                                 2.2
Warrants                                                                    0.0
Investment Funds                                                           14.0
Other Assets/Liabilities (Net)                                             (8.4)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.2
Investment Funds                                                            7.0
Other Assets/Liabilities (Net)                                             (6.2)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.3
Investment Funds                                                            1.6
Other Assets/Liabilities (Net)                                             (0.9)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                     100.3
Investment Funds                                                            6.3
Other Assets/Liabilities (Net)                                             (6.6)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      99.4
Investment Funds                                                           13.6
Other Assets/Liabilities (Net)                                            (13.0)
                                                                        --------
TOTAL                                                                     100.0
                                                                        --------
--------------------------------------------------------------------------------

                                                                           3
                                                                           -----
                                          --------------------------------------
                                          TOUCHSTONE BARON SMALL CAP GROWTH FUND
                                          --------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

                                                                       Market
                                                         Shares        Value
COMMON STOCKS -- 97.8%
  CONSUMER DISCRETIONARY -- 33.4%
  Choice Hotels International, Inc.                      12,000    $    362,520
  DeVry, Inc.                                            16,500         866,085
  Dick's Sporting Goods, Inc.*                           30,000         746,700
  J. Crew Group, Inc.*                                   11,250         414,112
  Lamar Advertising Co. - Class A*                        5,000         122,600
  LKQ Corp.*                                             24,000         462,720
  Mohawk Industries, Inc.*                                4,200         192,192
  Morningstar, Inc.*                                      5,500         233,860
  Panera Bread Co. - Class A*                             3,000         225,870
  Peet's Coffee & Tea, Inc.*+                            10,000         392,700
  Penn National Gaming, Inc.*                            10,000         231,000
  Penske Auto Group, Inc.*                                4,700          53,392
  Polo Ralph Lauren Corp.                                 6,000         437,760
  Strayer Education, Inc.+                                3,500         727,615
  Under Armour, Inc. - Class A*+                          7,500         248,475
  Vail Resorts, Inc.*                                    14,000         488,740
  Wynn Resorts Ltd.                                       1,359         103,651
--------------------------------------------------------------------------------
                                                                      6,309,992
--------------------------------------------------------------------------------
  HEALTH CARE -- 15.1%
  AMERIGROUP Corp.*                                      16,000         519,680
  Chemed Corp.                                            3,000         163,920
  Community Health Systems, Inc.*                        12,700         429,387
  Edwards Lifesciences Corp.*                            22,000       1,232,440
  Gen-Probe, Inc.*                                        3,500         158,970
  IDEXX Laboratories, Inc.*                                 800          48,720
  Techne Corp.                                            1,000          57,450
  VCA Antech, Inc.*                                       9,825         243,267
--------------------------------------------------------------------------------
                                                                      2,853,834
--------------------------------------------------------------------------------
  FINANCIALS -- 13.9%
  Alexander's, Inc. REIT                                  1,500         454,380
  Alexandria Real Estate Equities, Inc.
  REIT                                                    2,500         158,425
  Arch Capital Group Ltd.*                               12,000         894,000
  Cohen & Steers, Inc.+                                   5,500         114,070
  Digital Realty Trust, Inc. REIT+                        2,752         158,735
  Eaton Vance Corp.                                       9,000         248,490
  Interactive Brokers Group, Inc. -
  Class A*                                               11,000         182,600
  Jefferies Group, Inc.                                  12,500         263,500
  Primerica, Inc.*+                                       7,500         160,800
--------------------------------------------------------------------------------
                                                                      2,635,000
--------------------------------------------------------------------------------
  INDUSTRIALS -- 11.2%
  Aecom Technology Corp.*                                 5,500         126,830
  Copart, Inc.*                                          15,000         537,150
  CoStar Group, Inc.*+                                    6,500         252,200
  Generac Holdings, Inc.*                                15,000         210,150
  Genesee & Wyoming, Inc. -
  Class A*                                               15,750         587,633
  Tetra Tech, Inc.*                                      15,000         294,150
  Valmont Industries, Inc.                                1,500         108,990
--------------------------------------------------------------------------------
                                                                      2,117,103
--------------------------------------------------------------------------------
  ENERGY -- 9.2%
  Atlas Energy, Inc.*                                     2,900          78,503
  Brigham Exploration Co.*                                5,000          76,900
  CARBO Ceramics, Inc.                                    3,800         274,322
  Denbury Resources, Inc.*                               17,000         248,880
  FMC Technologies, Inc.*                                 3,400         179,044
  SEACOR Holdings, Inc.*                                  5,000         353,300
  SM Energy Co.                                           5,500         220,880
  Southern Union Co.                                     14,000         306,040
--------------------------------------------------------------------------------
                                                                      1,737,869
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 6.4%
  Church & Dwight Co., Inc.                               7,000         438,970
  Diamond Foods, Inc.                                     3,000         123,300
  Ralcorp Holdings, Inc.*                                 4,400         241,120
  TreeHouse Foods, Inc.*                                  5,000         228,300
  Whole Foods Market, Inc.*+                              5,000         180,100
--------------------------------------------------------------------------------
                                                                      1,211,790
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -- 3.5%
  Blackboard, Inc.*+                                      3,000         111,990
  Pegasystems, Inc.                                       7,000         224,770
  SS&C Technologies Holdings, Inc.*                       6,215          99,627
  WebMD Health Corp.*+                                    5,000         232,150
--------------------------------------------------------------------------------
                                                                        668,537
--------------------------------------------------------------------------------
  UTILITIES -- 2.8%
  ITC Holdings Corp.                                     10,000         529,100
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES -- 2.3%
  SBA Communications Corp. -
  Class A*                                               12,500         425,125
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 18,488,350
--------------------------------------------------------------------------------
INVESTMENT FUNDS --15.0%
  Invesco Liquid Assets Portfolio**                   2,253,887       2,253,887
  Touchstone Institutional
  Money Market Fund^                                    571,304         571,304
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  2,825,191
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 112.8%
(COST $14,492,702)                                                 $ 21,313,541
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (12.8%)                                           (2,422,267)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 18,891,274
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $2,179,845.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Common Stocks         $ 18,488,350   $         --   $         --   $ 18,488,350
Investment Funds         2,825,191             --             --      2,825,191
                      ----------------------------------------------------------
                                                                   $ 21,313,541

The accompanying notes are an integral part of the financial statements.

    4
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 40.1%
  FINANCIALS -- 11.4%
$   235,000  American Express Credit Corp.,
             5.875%, 5/2/13                                        $    257,121
    155,000  AvalonBay Communities, Inc.,
             5.750%, 9/15/16                                            169,134
    235,000  Bank of America Corp.,
             7.375%, 5/15/14                                            263,379
    200,000  Brandywine Operating
             Partnership LP, 5.400%, 11/1/14                            204,561
    190,000  Caterpillar Financial Services Corp.,
             5.450%, 4/15/18                                            212,032
     20,000  CIT Group, Inc., 7.000%, 5/1/16                             18,250
     10,000  CIT Group, Inc., 7.000%, 5/1/17                              9,000
    170,000  Citigroup, Inc., 5.500%, 4/11/13                           176,715
    405,000  General Electric Capital Corp.,
             5.625%, 5/1/18                                             430,399
    200,000  Goldman Sachs Group, Inc.,
             7.500%, 2/15/19                                            223,556
    230,000  HSBC Bank plc, 144a,
             3.500%, 6/28/15                                            232,213
    250,000  Iberdrola Finance Ireland Ltd., 144a,
             3.800%, 9/11/14                                            248,605
     32,000  International Lease Finance
             Corp., 144a, 8.750%, 3/15/17                                30,320
    235,000  John Deere Capital Corp.,
             5.350%, 4/3/18                                             262,334
    190,000  KeyBank NA, 5.500%, 9/17/12                                202,334
     20,000  LBI Escrow Corp., 144a,
             8.000%, 11/1/17                                             20,600
     16,000  Liberty Mutual Group, Inc., 144a,
             10.750%, 6/15/58(a)                                         17,280
     70,000  MetLife, Inc., 10.750%, 8/1/39                              83,197
    160,000  Metropolitan Life Global
             Funding I, 144a, 5.125%, 6/10/14                           173,812
    225,000  Morgan Stanley, 5.625%, 1/9/12                             234,124
     57,000  New Communications Holdings,
             Inc., 144a, 8.500%, 4/15/20                                 57,142
     15,000  Reynolds Group Issuer ISS, 144a,
             7.750%, 10/15/16                                            14,662
    175,000  Simon Property Group LP,
             4.200%, 2/1/15                                             179,829
    145,000  Teachers Insurance & Annuity
             Association of America, 144a,
             6.850%, 12/16/39                                           168,888
    175,000  WCI Finance LLC/WEA Finance
             LLC, 144a, 5.700%, 10/1/16                                 186,344
    250,000  Williams Company Inc Credit
             Linked Certificates Trust V,
             6.375%, 10/1/10                                            252,164
    220,000  Xstrata Finance Canada Ltd.,
             5.500%, 11/16/11                                           228,708
--------------------------------------------------------------------------------
                                                                      4,556,703
--------------------------------------------------------------------------------
  UTILITIES -- 7.4%
    135,000  AES Corp., 8.000%, 10/15/17                                136,350
    215,000  CenterPoint Energy, Inc.,
             5.950%, 2/1/17                                             232,515
    200,000  CMS Energy Corp.,
             6.250%, 2/1/20                                             190,280
     15,000  CMS Energy Corp.,
             8.750%, 6/15/19                                             16,561
    135,000  Copano Energy LLC Finance Co.,
             8.125%, 3/1/16                                             132,975
     12,000  Crosstex Energy, 8.875%, 2/15/18                            11,985
    160,000  Enel Finance International SA,
             144a, 6.250%, 9/15/17                                      173,420
    145,000  FPL Group Capital, Inc.,
             6.350%, 10/1/66(a)                                         130,500
    110,000  Intergen NV, 144a,
             9.000%, 6/30/17                                            109,450
    125,000  MarkWest Energy Partners,
             Ser B, 8.750%, 4/15/18                                     126,250
    210,000  Midamerican Energy Holdings Co.,
             6.125%, 4/1/36                                             231,205
    180,000  Nisource Finance Corp.,
             6.150%, 3/1/13                                             196,290
    140,000  Plains All American Pipeline LP/
             PAA Finance Corp.,
             6.650%, 1/15/37                                            139,823
    165,000  PPL Energy Supply LLC,
             6.500%, 5/1/18                                             182,494
     40,000  Regency Energy Partners LP/
             Regency Energy Finance
             Corp., 144a, 9.375%, 6/1/16                                 42,400
    195,000  Rockies Express Pipeline LLC,
             144a, 6.250%, 7/15/13                                      207,510
    135,000  RRI Energy, Inc., 7.875%, 6/15/17                          127,575
    175,000  Southern Power Co., Ser D,
             4.875%, 7/15/15                                            190,241
    145,000  Spectra Energy Capital LLC,
             8.000%, 10/1/19                                            174,400
    190,000  TransCanada PipeLines Ltd.,
             6.100%, 6/1/40                                             204,453
--------------------------------------------------------------------------------
                                                                      2,956,677
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 5.8%
     11,000  Allbritton Communications Co.,
             144a, 8.000%, 5/15/18                                       10,890
     23,000  CCO Holdings LLC/CCO
             Holdings Capital Corp., 144a,
             7.875%, 4/30/18                                             23,115
     60,000  Cequel Communications
             Holdings, 144a, 8.625%, 11/15/17                            59,775
      1,000  Clear Channel Worldwide
             Holdings, Inc., 144a,
             9.250%, 12/15/17                                               995
     17,000  Clear Channel Worldwide
             Holdings, Inc., 144a,
             9.250%, 12/15/17                                            17,085
    195,000  Comcast Corp., 5.700%, 7/1/19                              214,361
     24,000  Cooper-Standard Automotive,
             Inc., 144a, 8.500%, 5/1/18                                  24,180
    100,000  CSC Holdings LLC,
             8.625%, 2/15/19                                            105,125

The accompanying notes are an integral part of the financial statements.

                                                                           5
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 40.1% - continued
  CONSUMER DISCRETIONARY -- 5.8% - continued
$   230,000  DirecTV Holdings LLC/DirecTV
             Financing Co., Inc.,
             7.625%, 5/15/16                                       $    249,837
    100,000  Equinox Holdings, Inc., 144a,
             9.500%, 2/1/16                                              98,875
     35,000  Fisher Communications, Inc.,
             8.625%, 9/15/14                                             34,387
     28,000  Goodyear Tire & Rubber,
             10.500%, 5/15/16                                            30,450
     30,000  Insight Communications Co., Inc.,
             144a, 9.375%, 7/15/18                                       30,000
      8,000  Lear Corp., 7.875%, 3/15/18                                  8,020
     63,000  Libbey Glass, Inc., 144a,
             10.000%, 2/15/15                                            65,205
    140,000  Macy's Retail Holdings, Inc.,
             5.350%, 3/15/12                                            143,150
     90,000  Macy's Retail Holdings, Inc.,
             8.375%, 7/15/15                                             99,225
     25,000  Navistar Intl. Corp.,
             8.250%, 11/1/21                                             25,375
    175,000  News America, Inc.,
             6.900%, 3/1/19                                             207,294
      9,000  Simmons Bedding Co., 144a,
             11.250%, 7/15/15                                             9,664
    280,000  Time Warner Cable, Inc.,
             6.200%, 7/1/13                                             313,163
    225,000  Time Warner, Inc., 6.875%, 5/1/12                          245,125
     31,000  Valassis Communications, Inc.,
             8.250%, 3/1/15                                              32,008
    225,000  Viacom, Inc., 6.250%, 4/30/16                              255,206
--------------------------------------------------------------------------------
                                                                      2,302,510
--------------------------------------------------------------------------------
  ENERGY -- 3.2%
     90,000  Atlas Energy Operating Co. LLC/
             Atlas Energy Finance Corp.,
             12.125%, 8/1/17                                             99,450
    135,000  Basic Energy Services, Inc.,
             11.625%, 8/1/14                                            145,125
     32,000  Coffeyville Resources LLC, 144a,
             10.875%, 4/1/17                                             31,200
     10,000  Consol Energy, Inc., 144a,
             8.000%, 4/1/17                                              10,325
     10,000  Consol Energy, Inc., 144a,
             8.250%, 4/1/20                                              10,425
    120,000  EnCana Corp., 6.500%, 8/15/34                              132,086
     78,000  Helix Energy Solutions Group,
             Inc., 144a, 9.500%, 1/15/16                                 71,760
     50,000  Hilcorp Energy, 144a,
             7.750%, 11/1/15                                             49,250
     75,000  Hilcorp Energy, 144a,
             9.000%, 6/1/16                                              76,875
    135,000  Holly Energy Partners,
             6.250%, 3/1/15                                             128,925
    105,000  Petrohawk Energy Corp.,
             10.500%, 8/1/14                                            112,875
     44,000  Pioneer Drilling Co., 144a,
             9.875%, 3/15/18                                             43,120
    135,000  Sabine Pass LNG LP,
             7.250%, 11/30/13                                           121,500
     23,000  Transocean, Inc., 6.000%, 3/15/18                           21,168
     30,000  Transocean, Inc.,
             7.375%, 4/15/18                                             28,461
    195,000  Valero Logistics LP,
             6.050%, 3/15/13                                            207,937
--------------------------------------------------------------------------------
                                                                      1,290,482
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES -- 2.9%
    240,000  America Movil SAB de CV,
             5.000%, 3/30/20                                            247,962
    225,000  AT&T, Inc., 6.550%, 2/15/39                                252,020
     45,000  Cricket Communications Leap,
             7.750%, 5/15/16                                             45,900
      6,000  PAETEC Holding Corp., 144a,
             8.875%, 6/30/17                                              6,000
      2,000  Qwest Communications
             International, Inc.,
             7.500%, 2/15/14                                              2,005
     45,000  Sprint Capital Corp.,
             8.750%, 3/15/32                                             42,975
     55,000  Sprint Nextel Corp.,
             8.375%, 8/15/17                                             55,000
      7,000  TW Telecom Holdings, Inc., 144a,
             8.000%, 3/1/18                                               7,140
    175,000  Verizon Communications, Inc.,
             6.250%, 4/1/37                                             188,008
     90,000  Virgin Media Finance PLC,
             8.375%, 10/15/19                                            91,125
    100,000  Wind Acquisition Finance SA,
             11.750%, 7/15/17                                           102,500
    135,000  Windstream Corp.,
             8.625%, 8/1/16                                             136,013
--------------------------------------------------------------------------------
                                                                      1,176,648
--------------------------------------------------------------------------------
  INDUSTRIALS -- 2.8%
     39,000  Amsted Industries, Inc., 144a,
             8.125%, 3/15/18                                             38,903
    135,000  ARAMARK Corp., 8.500%, 2/1/15                              136,350
    180,000  BAE Systems Holdings, Inc.,
             6.400%, 12/15/11                                           191,101
    165,000  Burlington Northern Santa Fe
             LLC, 5.750%, 5/1/40                                        174,519
     31,000  Clean Harbors, Inc.,
             7.625%, 8/15/16                                             31,852
    100,000  Iron Mountain, Inc.,
             8.000%, 6/15/20                                            101,500
     39,000  Kemet Corp., 144a,
             10.500%, 5/1/18                                             38,610
     47,000  Martin Midstream Partners &
             Finance, 144a, 8.875%, 4/1/18                               46,530
    230,000  Norfolk Southern Corp.,
             5.750%, 4/1/18                                             259,987
     24,000  Overseas Shipholding Group, Inc.,
             8.125%, 3/30/18                                             23,580
     90,000  RSC Equipment Rental, Inc., 144a,
             10.000%, 7/15/17                                            96,525
--------------------------------------------------------------------------------
                                                                      1,139,457
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

    6
-----
-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 40.1% - continued
  MATERIALS -- 2.7%
$    23,000  AK Steel Corp., 7.625%, 5/15/20                       $     22,310
    220,000  ArcelorMittal, 5.375%, 6/1/13                              231,374
     10,000  BWAY Holdings Co., 144a,
             10.000%, 6/15/18                                            10,425
     15,000  Cascades, Inc., 7.875%, 1/15/20                             14,925
     27,000  Cascades, Inc., 7.750%, 12/15/17                            26,865
     90,000  Cellu Tissue Holdings, Inc.,
             11.500%, 6/1/14                                             97,200
     30,000  Cloud Peak Energy Resources
             LLC, 144a, 8.500%, 12/15/19                                 29,850
    255,000  CRH America, Inc.,
             5.300%, 10/15/13                                           274,121
     30,000  Koppers, Inc., 7.875%, 12/1/19                              30,300
     18,000  Penn Virginia Resource Partners
             LP/Penn Virginia Resource
             Finance Corp., 8.250%, 4/15/18                              17,685
    225,000  Rio Tinto Finance USA Ltd.,
             6.500%, 7/15/18                                            256,442
     75,000  Texas Industries, Inc.,
             7.250%, 7/15/13                                             72,562
--------------------------------------------------------------------------------
                                                                      1,084,059
--------------------------------------------------------------------------------
  HEALTH CARE -- 1.8%
     22,000  Accellent, Inc., 144a,
             8.375%, 2/1/17                                              21,560
    135,000  Apria Healthcare Group, Inc.,
             144a, 11.250%, 11/1/14                                     143,775
     23,000  Capella Healthcare, Inc., 144a,
             9.250%, 7/1/17                                              23,230
    135,000  HCA, Inc., 9.625%, 11/15/16                                144,450
    155,000  Health Care REIT, Inc.,
             6.125%, 4/15/20                                            160,339
     21,000  Omnicare, Inc., 7.750%, 6/1/20                              21,420
    155,000  Service Corp International,
             8.000%, 11/15/21                                           155,775
     40,000  StoneMor, Cornerstone, OSIR,
             144a, 10.250%, 12/1/17                                      40,600
--------------------------------------------------------------------------------
                                                                        711,149
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 1.7%
    190,000  Anheuser-Busch InBev Worldwide,
             Inc., 8.200%, 1/15/39                                      249,960
    135,000  Ingles Markets, Inc.,
             8.875%, 5/15/17                                            137,363
    285,000  Kraft Foods, Inc., 4.125%, 2/9/16                          300,810
      2,000  TreeHouse Foods, Inc.,
             7.750%, 3/1/18                                               2,075
--------------------------------------------------------------------------------
                                                                        690,208
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -- 0.4%
    117,000  Communications & Power
             Industries, Inc., 8.000%, 2/1/12                           116,707
     44,000  Crown Castle International
             Corp., 9.000%, 1/15/15                                      46,530
--------------------------------------------------------------------------------
                                                                        163,237
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 16,071,130
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 24.2%
  3,465,000  U.S Treasury Inflation Indexed
             Note, 2.000%, 4/15/12                                    3,856,407
  1,840,000  U.S. Treasury Note,
             1.125%, 12/15/12                                         1,855,094
    625,000  U.S. Treasury Note,
             3.375%, 11/15/19                                           647,314
  3,165,000  U.S. Treasury Note,
             3.500%, 5/15/20                                          3,312,362
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                    $  9,671,177
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 17.3%
    315,000  Banc of America Commercial
             Mortgage, Inc., Ser 2007-1,
             Class AAB, 5.422%, 1/15/49                                 332,735
     94,018  Bear Stearns Commercial
             Mortgage Securities, Ser 2002-TOP6,
             Class A1, 5.920%, 10/15/36                                  94,562
    575,000  Bear Stearns Commercial
             Mortgage Securities, Ser 2005-PWR9,
             Class A4A, 4.871%, 9/11/42                                 594,964
    550,000  Bear Stearns Commercial
             Mortgage Securities, Ser 2007-PW16,
             Class A4, 5.907%, 6/11/40(a)                               559,687
    105,000  Commercial Mortgage Pass
             Through Certificates, Ser 2004-LB4A,
             Class A3, 4.405%, 10/15/37                                 106,528
    135,000  Commercial Mortgage Pass-Thru
             Certificates, Ser 2005-C6,
             Class A5A, 5.116%, 6/10/44(a)                              141,840
    478,924  Countrywide Asset-Backed
             Certificates, Ser 2007-S1, Class A5,
             6.018%, 11/25/36(a)                                        213,559
    118,368  Credit Suisse First Boston Mortgage
             Securities Corp., Ser 2002-CKN2,
             Class A2, 5.939%, 4/15/37                                  119,698
    483,739  Credit Suisse First Boston Mortgage
             Securities Corp., Ser 2005-9,
             Class 2A1, 5.500%, 10/25/35                                420,163
    250,000  CW Capital Cobalt Ltd.,
             Ser 2006-C1, Class A4,
             5.223%, 8/15/48                                            249,745
    352,394  Deutsche ALT-A Securities, Inc.
             Alternate Loan Trust, Ser 2003-2XS,
             Class A6, 4.970%, 9/25/33                                  331,790
    693,969  Deutsche ALT-A Securities, Inc.
             Alternate Loan Trust, Ser 2005-3,
             Class 4A4, 5.250%, 6/25/35                                 590,918
    600,000  GE Capital Commercial
             Mortgage Corp., Ser 2002-2A,
             Class A3, 5.349%, 8/11/36                                  634,476
    266,698  GE Capital Commercial
             Mortgage Corp., Ser 2004-C1,
             Class A2, 3.915%, 11/10/38                                 268,060
    365,000  GE Capital Commercial
             Mortgage Corp., Ser 2005-C4,
             Class ASB, 5.482%, 11/10/45(a)                             387,430

The accompanying notes are an integral part of the financial statements.

                                                                           7
                                                                           -----
                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------

 Principal                                                             Market
  Amount                                                               Value

ASSET-BACKED SECURITIES -- 17.3% - continued
$   350,000  GS Mortgage Securities Corp. II,
             Ser 2006-GG8, Class AAB,
             5.535%, 11/10/39                                      $    376,088
    155,565  Merrill Lynch Mortgage Trust,
             Ser 2003-KEY1, Class A2,
             4.435%, 11/12/35                                           155,811
    700,000  Morgan Stanley Mortgage Loan Trust,
             Ser 2007-3XS, Class 2A4S,
             5.963%, 1/25/47                                            439,035
    249,496  Residential Asset Securitization Trust,
             Ser 2005-A6CB, Class A8,
             5.500%, 6/25/35                                            130,101
    292,585  Residential Asset Securitization Trust,
             Ser 2006-A1, Class 1A3,
             6.000%, 4/25/36                                            214,951
    124,688  Residential Funding Mortgage
             Securities I, Ser 2006-S2, Class A2,
             5.750%, 2/25/36                                             88,449
    327,453  Structured Asset Securities Corp.,
             Ser 2005-17, Class 5A1,
             5.500%, 10/25/35                                           268,029
    250,841  Washington Mutual Mortgage
             Pass-Thru Certificates, Ser 2005-9,
             Class 2A4, 5.500%, 11/25/35                                225,090
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES                                      $  6,943,709
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 14.0%
    139,523  FNMA, Pool #254759, 4.500%, 6/1/18                         149,021
    211,824  FNMA, Pool #974401, 4.500%, 4/1/23                         223,795
    247,658  FNMA, Pool #974403, 4.500%, 4/1/23                         261,653
    719,237  FNMA, Pool #983610, 5.000%, 5/1/23                         768,403
    194,017  FNMA, Pool #984256, 5.000%, 6/1/23                         207,280
    341,512  FNMA, Pool #988107, 5.000%, 8/1/23                         364,857
    227,521  FNMA, Pool #995472, 5.000%, 11/1/23                        243,074
    204,502  FNMA, Pool #995529, 5.500%, 11/1/22                        221,198
    218,528  FNMA, Pool #889734, 5.500%, 6/1/37                         234,863
    176,918  FNMA, Pool #995220, 6.000%, 11/1/23                        192,136
     19,241  FNMA, Pool #561741, 7.500%, 1/1/31                          21,933
     30,907  FNMA, Pool #535290, 8.000%, 5/1/30                          35,797
  2,475,000  FNMA TBA, 4.500%, 7/25/25                                2,610,739
     26,293  GNMA, Pool #G2 8503,
             3.625%, 9/20/24(a)                                          27,034
     38,253  GNMA, Ser 2003-11, Class GJ,
             4.000%, 10/17/29                                            39,827
      4,243  GNMA, Pool #434792,
             8.000%, 7/15/30                                              4,682
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED OBLIGATIONS                                        $  5,606,292
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.9%
  CALIFORNIA -- 0.5%
    180,000  California St UTGO, Ser 2009,
             5.950%, 4/1/16                                             191,189
--------------------------------------------------------------------------------
  GEORGIA -- 0.4%
    190,000  Municipal Electric Auth. of
             Georgia Rev, Ser 2010,
             6.655%, 4/1/57                                             183,268
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                              $    374,457
--------------------------------------------------------------------------------
SOVEREIGN BOND -- 0.6%
    210,000  Province of Quebec Canada,
             4.625%, 5/14/18                                       $    229,382
--------------------------------------------------------------------------------

                                                                       Market
  Shares                                                               Value

PREFERRED STOCK -- 0.4%
  FINANCIALS -- 0.4%
     7,900   Citigroup Capital VIII, 6.95%                         $    172,457
--------------------------------------------------------------------------------
INVESTMENT FUND -- 8.3%
  3,336,405  Touchstone Institutional Money
             Market Fund^                                          $  3,336,405
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.8%
(COST $42,238,413)                                                 $ 42,405,009
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (5.8%)                                               (2,337,328)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 40,067,681
--------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
UTGO -- Unlimited Tax General Obligation
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $2,818,533 or 7.0% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3         Total
--------------------------------------------------------------------------------
Corporate Bonds       $         --   $ 16,071,130   $         --   $ 16,071,130
U.S. Treasury
   Obligations                  --      9,671,177             --      9,671,177
Asset-Backed
   Securities                   --      6,943,709             --      6,943,709
U.S. Government
   Mortgage-Backed
   Obligations                  --      5,606,292             --      5,606,292
Investment Funds         3,336,405             --             --      3,336,405
Municipal Bonds                 --        374,457             --        374,457
Sovereign Bonds                 --        229,382             --        229,382
Preferred Stocks           172,457             --             --        172,457
                      ----------------------------------------------------------
                                                                   $ 42,405,009

The accompanying notes are an integral part of the financial statements.

    8
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 100.3%
  CONSUMER DISCRETIONARY -- 22.0%
$    12,000  Asbury Automotive Group, Inc.,
             7.625%, 3/15/17                                       $     11,280
    503,000  Asbury Automotive Group, Inc.,
             8.000%, 3/15/14                                            496,713
    315,000  Beazer Homes USA, Inc.,
             6.875%, 7/15/15                                            276,413
    163,000  CCO Holdings LLC, 144a,
             8.125%, 4/30/20                                            166,668
    400,000  Cequel Communications Holdings,
             144a, 8.625%, 11/15/17                                     398,500
      7,000  Clear Channel Worldwide Holdings,
             Inc., 144a, 9.250%, 12/15/17                                 6,965
    120,000  Clear Channel Worldwide Holdings,
             Inc., 144a, 9.250%, 12/15/17                               120,600
    155,000  Cooper-Standard Automotive,
             Inc., 144a, 8.500%, 5/1/18                                 156,162
    365,000  CSC Holdings LLC, 8.625%, 2/15/19                          383,706
    164,000  CSC Holdings LLC, 8.500%, 6/15/15                          170,150
    149,000  Equinox Holdings, Inc., 144a,
             9.500%, 2/1/16                                             147,324
    191,000  Fisher Communications, Inc.,
             8.625%, 9/15/14                                            187,657
    400,000  Goodyear Tire & Rubber,
             10.500%, 5/15/16                                           435,000
    200,000  Insight Communications Co.,
             Inc., 144a, 9.375%, 7/15/18                                200,000
    272,000  Jarden Corp., 7.500%, 5/1/17                               266,560
     50,000  Jarden Corp., 8.000%, 5/1/16                                51,375
    139,000  Lamar Media Corp., Ser B,
             6.625%, 8/15/15                                            131,702
     56,000  Lear Corp., 7.875%, 3/15/18                                 56,140
    368,000  Libbey Glass, Inc., 144a,
             10.000%, 2/15/15                                           380,880
    400,000  M/I Homes, Inc., 6.875%, 4/1/12                            396,000
    250,000  Meritage Homes Corp.,
             6.250%, 3/15/15                                            236,250
    166,000  Navistar Intl. Corp.,
             8.250%, 11/1/21                                            168,490
    346,000  Penske Auto Group, Inc.,
             7.750%, 12/15/16                                           325,240
    152,000  Quebecor Media, Inc.,
             7.750%, 3/15/16                                            148,960
    135,000  Quebecor Media, Inc.,
             7.750%, 3/15/16                                            132,300
    350,000  QVC, Inc., 144a, 7.500%, 10/1/19                           343,875
    129,000  Sealy Mattress Co., 8.250%, 6/15/14                        129,323
     62,000  Simmons Bedding Co., 144a,
             11.250%, 7/15/15                                            66,572
    500,000  Tenneco, Inc., Ser B, 10.250%, 7/15/13                     511,875
     60,000  Valassis Communications, Inc.,
             8.250%, 3/1/15                                              61,950
    240,000  WMG Acquisition Corp.,
             7.375%, 4/15/14                                            228,600
--------------------------------------------------------------------------------
                                                                      6,793,230
--------------------------------------------------------------------------------
  ENERGY -- 14.9%
    139,000  Basic Energy Services, Inc.,
             11.625%, 8/1/14*                                           149,425
     49,000  Chesapeake Energy Corp.,
             6.500%, 8/15/17                                             48,326
    396,000  Chesapeake Energy Corp.,
             9.500%, 2/15/15                                            437,580
    349,000  Coffeyville Resources LLC, 144a,
             10.875%, 4/1/17                                            340,275
    311,000  Connacher Oil and Gas Ltd., 144a,
             10.250%, 12/15/15                                          307,112
     66,000  Consol Energy, Inc., 144a,
             8.000%, 4/1/17                                              68,145
     66,000  Consol Energy, Inc., 144a,
             8.250%, 4/1/20                                              68,805
    485,000  Gibson Energy, 11.750%, 5/27/14                            523,800
    644,000  Helix Energy Solutions Group,
             Inc., 144a, 9.500%, 1/15/16                                592,480
     44,000  Hilcorp Energy, 144a, 9.000%, 6/1/16                        45,100
    529,000  Hilcorp Energy, 144a, 7.750%, 11/1/15                      521,065
    350,000  Holly Energy Partners, 6.250%, 3/1/15                      334,250
    348,000  Petrohawk Energy Corp.,
             10.500%, 8/1/14                                            374,100
    284,000  Pioneer Drilling Co., 144a,
             9.875%, 3/15/18                                            278,320
    543,000  United Refining Co., Ser 2,
             10.500%, 8/15/12                                           498,203
--------------------------------------------------------------------------------
                                                                      4,586,986
--------------------------------------------------------------------------------
  UTILITIES -- 12.2%
    164,000  Atlas Pipeline Partners LP,
             8.750%, 6/15/18                                            152,520
    200,000  Atlas Pipeline Partners LP,
             8.125%, 12/15/15                                           184,000
    327,000  Copano Energy LLC Finance Co.,
             8.125%, 3/1/16                                             322,095
     79,000  Crosstex Energy, 8.875%, 2/15/18                            78,901
     18,000  Edison Mission Energy,
             7.000%, 5/15/17                                             11,520
    200,000  Enterprise Products, Ser A,
             8.375%, 8/1/66(a)                                          199,750
    367,000  Enterprise Products, 7.000%, 6/1/67(a)                     322,960
    350,000  Intergen NV, 144a, 9.000%, 6/30/17                         348,250
    292,000  MarkWest Energy Partners,
             Ser B, 8.750%, 4/15/18                                     294,920
     85,000  North American Energy, 144a,
             10.875%, 6/1/16                                             87,550
    215,000  PNM Resources, Inc., 9.250%, 5/15/15                       228,706
    104,000  Puget Sound Energy, Inc., Ser A,
             6.974%, 6/1/67(a)                                           95,268
    320,000  Regency Energy Partners,
             8.375%, 12/15/13                                           329,600
    250,000  Regency Energy Partners LP/
             Regency Energy Finance Corp.,
             144a, 9.375%, 6/1/16                                       265,000
     51,000  RRI Energy, Inc., 7.625%, 6/15/14                           50,235

The accompanying notes are an integral part of the financial statements.

                                                                           9
                                                                           -----
                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 100.3% - continued
  UTILITIES -- 12.2% - continued
$   492,000  Sabine Pass LNG LP,
             7.250%, 11/30/13                                      $    442,800
      9,000  Targa Resources Partners,
             8.250%, 7/1/16                                               8,843
    329,000  Targa Resources Partners, 144a,
             11.250%, 7/15/17                                           360,255
--------------------------------------------------------------------------------
                                                                       3,783,173
--------------------------------------------------------------------------------
  INDUSTRIALS -- 11.7%
    264,000  Amsted Industries, Inc., 144a,
             8.125%, 3/15/18                                            263,340
    197,000  Ashtead Capital, Inc., 144a,
             9.000%, 8/15/16                                            193,060
     90,000  Ashtead Holdings PLC, 144a,
             8.625%, 8/1/15                                              89,100
    198,000  Baldor Electric Co.,
             8.625%, 2/15/17                                            204,930
    100,000  BE Aerospace, Inc., 8.500%, 7/1/18                         105,000
    150,000  Belden, Inc., 7.000%, 3/15/17                              144,938
    400,000  Cenveo Corp., 8.875%, 2/1/18                               384,000
     25,000  Clean Harbors, Inc., 7.625%, 8/15/16                        25,687
     12,000  General Cable Corp., 7.125%, 4/1/17+                        11,880
    610,000  Gibraltar Industries, Inc., Ser B,
             8.000%, 12/1/15                                            588,650
    259,000  Kemet Corp., 144a, 10.500%, 5/1/18                         256,410
    318,000  Martin Midstream Partners &
             Finance, 144a, 8.875%, 4/1/18                              314,820
    120,000  Moog, Inc., 7.250%, 6/15/18                                117,600
    492,000  Mueller Water Products, Inc.,
             7.375%, 6/1/17                                             431,730
    161,000  Overseas Shipholding Group, Inc.,
             8.125%, 3/30/18                                            158,182
    194,000  RSC Equipment Rental, Inc., 144a,
             10.000%, 7/15/17                                           208,065
     32,000  TransDigm, Inc., 144a,
             7.750%, 7/15/14                                             32,000
     77,000  United Rentals North America, Inc.,
             10.875%, 6/15/16                                            82,583
--------------------------------------------------------------------------------
                                                                      3,611,975
--------------------------------------------------------------------------------
  FINANCIALS -- 9.4%
     74,000  CIT Group, Inc., 7.000%, 5/1/17                             66,600
    148,000  CIT Group, Inc., 7.000%, 5/1/16                            135,050
    107,000  Credit Acceptance Corp., 144a,
             9.125%, 2/1/17                                             107,535
    216,000  Equinix, Inc., 8.125%, 3/1/18                              220,860
    401,000  International Lease Finance
             Corp., 144a, 8.750%, 3/15/17                               379,948
    140,000  LBI Escrow Corp., 144a,
             8.000%, 11/1/17                                            144,200
    113,000  Liberty Mutual Group, Inc., 144a,
             10.750%, 6/15/58(a)                                        122,040
    500,000  MetLife, Inc., 10.750%, 8/1/39                             594,265
    364,000  New Communications Holdings,
             Inc., 144a, 8.500%, 4/15/20                                364,910
    341,000  PPF Funding, Inc., 144a,
             5.700%, 4/15/17                                            316,494
     60,000  Reynolds Group Issuer, ISS, 144a,
             7.750%, 10/15/16                                            58,650
    404,000  SquareTwo Financial Corp., 144a,
             11.625%, 4/1/17                                            382,285
--------------------------------------------------------------------------------
                                                                      2,892,837
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES -- 9.2%
    330,000  Cricket Communications Leap,
             7.750%, 5/15/16                                            336,600
    190,000  Cricket Communications, Inc.,
             10.000%, 7/15/15+                                          198,550
    386,000  GCI, Inc., 7.250%, 2/15/14                                 385,518
    101,000  MetroPCS Wireless, Inc.,
             9.250%, 11/1/14                                            104,030
    139,000  Nextel Communications, Inc., Ser E,
             6.875%, 10/31/13                                           134,656
    255,000  PAETEC Holding Corp., 144a,
             8.875%, 6/30/17                                            255,000
    150,000  Qwest Communications
             International, Inc., 144a,
             7.125%, 4/1/18                                             149,625
     16,000  Qwest Communications
             International, Inc.,
             7.500%, 2/15/14                                             16,040
    139,000  Sprint Capital Corp., 8.750%, 3/15/32                      132,745
     41,000  TW Telecom Holdings, Inc., 144a,
             8.000%, 3/1/18                                              41,820
    390,000  Virgin Media Finance PLC, Ser 1,
             9.500%, 8/15/16                                            411,938
    231,000  Wind Acquisition Finance SA,
             11.750%, 7/15/17                                           236,775
    449,000  Windstream Corp., 8.625%, 8/1/16                           452,367
--------------------------------------------------------------------------------
                                                                      2,855,664
--------------------------------------------------------------------------------
  MATERIALS -- 8.1%
     91,000  AK Steel Corp., 7.625%, 5/15/20                             88,270
    313,000  Buckeye Technologies, Inc.,
             8.500%, 10/1/13                                            316,913
     61,000  BWAY Holding Co., 144a,
             10.000%, 6/15/18                                            63,593
    228,000  Cascades, Inc., 7.750%, 12/15/17                           226,860
    166,000  Cellu Tissue Holdings, Inc.,
             11.500%, 6/1/14                                            179,280
    202,000  Cloud Peak Energy Resources
             LLC, 144a, 8.500%, 12/15/19                                200,990
    184,000  Koppers, Inc., 7.875%, 12/1/19                             185,840
    317,000  Novelis, Inc., 7.250%, 2/15/15                             305,905
     30,000  Solo Cup Co., 10.500%, 11/1/13                              31,012
    147,000  Steel Dynamics, Inc., 6.750%, 4/1/15                       147,551
    181,000  Steel Dynamics, Inc., 7.375%, 11/1/12                      187,335
    265,000  Texas Industries, Inc., 7.250%, 7/15/13                    256,387
    105,000  Texas Industries, Inc., 7.250%, 7/15/13                    101,588
    405,000  US Concrete, Inc., 8.375%, 4/1/14+(b)                      210,600
--------------------------------------------------------------------------------
                                                                      2,502,124
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

   10
-----
--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

 Principal                                                             Market
  Amount                                                               Value

CORPORATE BONDS -- 100.3% - continued
  HEALTH CARE -- 8.0%
$   352,000  Accellent, Inc., 144a, 8.375%, 2/1/17                 $    344,960
    200,000  Apria Healthcare Group, Inc., 144a,
             11.250%, 11/1/14                                           213,000
    250,000  Axcan Intermediate Holdings, Inc.,
             9.250%, 3/1/15                                             255,000
    151,000  Capella Healthcare, Inc., 144a,
             9.250%, 7/1/17                                             152,510
     32,000  DaVita, Inc., 7.250%, 3/15/15                               32,000
    156,000  DaVita, Inc., 6.625%, 3/15/13                              156,195
    250,346  HCA, Inc., 9.625%, 11/15/16                                267,870
    260,000  HCA, Inc., 5.750%, 3/15/14                                 241,800
     45,000  IASIS Healthcare, 8.750%, 6/15/14                           44,775
     32,000  Omnicare, Inc., 7.750%, 6/1/20                              32,640
    253,000  Res-Care, Inc., 7.750%, 10/15/13                           249,205
    290,000  StoneMor, Cornerstone, OSIR, 144a,
             10.250%, 12/1/17                                           294,350
    208,000  Universal Hospital Services, Inc.,
             4.134%, 5/31/10(a)                                         174,720
--------------------------------------------------------------------------------
                                                                      2,459,025
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -- 3.9%
    329,000  Crown Castle International Corp.,
             9.000%, 1/15/15                                            347,917
    149,000  First Data Corp., 9.875%, 9/24/15                          113,240
    309,000  SunGard Data Systems, Inc.,
             9.125%, 8/15/13                                            314,021
    427,000  Viasat, Inc., 8.875%, 9/15/16                              434,473
--------------------------------------------------------------------------------
                                                                      1,209,651
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 0.9%
    250,000  Ingles Markets, Inc., 8.875%, 5/15/17                      254,375
     15,000  TreeHouse Foods, Inc., 7.750%, 3/1/18                       15,563
--------------------------------------------------------------------------------
                                                                        269,938
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 30,964,603
--------------------------------------------------------------------------------

                                                                       Market
  Shares                                                               Value

PREFERRED STOCK -- 0.2%
  FINANCIALS -- 0.2%
         90  GMAC, Inc. 144a, 7.00%                                $     69,955
--------------------------------------------------------------------------------
INVESTMENT FUND -- 1.4%
    427,861  Invesco Liquid Assets Portfolio**                     $    427,861
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.9%
(COST $30,819,379)                                                 $ 31,462,419
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (1.9%)                                                 (596,539)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 30,865,880
--------------------------------------------------------------------------------

*     Non-income producing security.

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $403,601.

(b)   In Default

**    Represents collateral for securities loaned.

PORTFOLIO ABBREVIATIONS:

PLC -- Public Limited Company
144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities were valued at $10,288,563 or 33.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:
Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Corporate Bonds       $         --   $ 30,964,603   $         --   $ 30,964,603
Investment Funds           427,861             --             --        427,861
Preferred Stocks            69,955             --             --         69,955
                      ----------------------------------------------------------
                                                                   $ 31,462,419

The accompanying notes are an integral part of the financial statements.

                                                                           11
                                                                           -----
                                           -------------------------------------
                                           TOUCHSTONE LARGE CAP CORE EQUITY FUND
                                           -------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

                                                                       Market
                                                         Shares        Value

COMMON STOCKS -- 97.5%
  INFORMATION TECHNOLOGY -- 21.3%
  Cisco Systems, Inc.*                                   61,781    $  1,316,553
  Fiserv, Inc.*                                          10,560         482,170
  Hewlett-Packard Co.                                    26,307       1,138,567
  Intel Corp.                                            57,106       1,110,712
  International Business
  Machines Corp.                                          8,380       1,034,762
  Microsoft Corp.                                        62,100       1,428,921
  Oracle Corp.                                           59,889       1,285,218
  QUALCOMM, Inc.                                         28,425         933,477
  Tyco Electronics Ltd.                                  41,030       1,041,341
  Western Digital Corp.*                                 21,875         659,750
--------------------------------------------------------------------------------
                                                                     10,431,471
--------------------------------------------------------------------------------

  FINANCIALS -- 14.3%
  Aflac, Inc.                                            34,940       1,490,890
  Allstate Corp. (The)                                   32,162         924,014
  American Express Co.                                   26,456       1,050,303
  MetLife, Inc.                                          24,290         917,190
  Morgan Stanley                                         38,430         891,960
  NYSE Euronext                                          34,790         961,248
  State Street Corp.                                     23,370         790,374
--------------------------------------------------------------------------------
                                                                      7,025,979
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 14.0%
  Best Buy Co., Inc.                                     26,423         894,683
  Dollar Tree, Inc.*                                     21,960         914,195
  Home Depot, Inc. (The)                                 16,900         474,383
  Honda Motor Co. Ltd. ADR                               24,677         709,464
  McDonald's Corp.                                       13,995         921,851
  Ross Stores, Inc.                                      30,050       1,601,364
  Target Corp.                                           27,396       1,347,061
--------------------------------------------------------------------------------
                                                                      6,863,001
--------------------------------------------------------------------------------
  INDUSTRIALS -- 11.9%
  Danaher Corp.                                          21,098         783,157
  Emerson Electric Co.                                   18,020         787,294
  Honeywell International, Inc.                          12,402         484,050
  Illinois Tool Works, Inc.                              22,615         933,547
  Union Pacific Corp.                                    17,384       1,208,362
  United Technologies Corp.                              25,101       1,629,306
--------------------------------------------------------------------------------
                                                                      5,825,716
--------------------------------------------------------------------------------
  HEALTH CARE -- 10.4%
  Johnson & Johnson                                      13,908         821,406
  Laboratory Corp. of
  America Holdings*                                      16,677       1,256,612
  McKesson Corp.                                         17,578       1,180,539
  Novartis AG ADR+                                       23,585       1,139,627
  Teva Pharmaceutical
  Industries Ltd. ADR                                    14,040         729,940
--------------------------------------------------------------------------------
                                                                      5,128,124
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 8.9%
  Altria Group, Inc.                                     35,817         717,773
  CVS Caremark Corp.                                     21,900         642,108
  Kimberly-Clark Corp.                                    8,662         525,177
  PepsiCo, Inc.                                          15,800         963,010
  Philip Morris International, Inc.                      32,917       1,508,915
--------------------------------------------------------------------------------
                                                                      4,356,983
--------------------------------------------------------------------------------
  ENERGY -- 8.8%
  Chesapeake Energy Corp.                                35,880         751,686
  Chevron Corp.                                          16,616       1,127,562
  Ensco plc ADR                                          22,014         864,710
  Marathon Oil Corp.                                     27,034         840,487
  Pride International, Inc.*                             33,690         752,634
--------------------------------------------------------------------------------
                                                                      4,337,079
--------------------------------------------------------------------------------
  MATERIALS -- 3.7%
  BHP Billiton Ltd. ADR+                                 11,740         727,763
  Praxair, Inc.                                          14,679       1,115,457
--------------------------------------------------------------------------------
                                                                      1,843,220
--------------------------------------------------------------------------------
  UTILITIES -- 2.7%
  Dominion Resources, Inc.                               33,789       1,308,986
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES -- 1.5%
  AT&T, Inc.                                             30,993         749,721
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 47,870,280
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.8%
Invesco Liquid Assets Portfolio**                     1,125,404       1,125,404
Touchstone Institutional
Money Market Fund^                                    1,219,749       1,219,749
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  2,345,153
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.3%
(COST $51,183,268)                                                 $ 50,215,433
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (2.3%)                                               (1,142,930)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 49,072,503
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $1,103,396.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3         Total
--------------------------------------------------------------------------------
Common Stocks         $ 47,870,280   $         --   $         --   $ 47,870,280
Investment Funds         2,345,153             --             --      2,345,153
                      ----------------------------------------------------------
                                                                   $ 50,215,433

The accompanying notes are an integral part of the financial statements.

   12
-----
------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

                                                                       Market
                                                         Shares        Value

COMMON STOCKS -- 99.2%
  INFORMATION TECHNOLOGY -- 18.3%
  Agilent Technologies, Inc.*                             4,375    $    124,381
  Akamai Technologies, Inc.*                              8,100         328,617
  Alliance Data Systems Corp.*+                           3,300         196,416
  Autodesk, Inc.*                                        11,050         269,178
  Avago Technologies Ltd.*                                7,150         150,579
  Avnet, Inc.*                                            4,400         106,084
  BMC Software, Inc.*                                     7,800         270,114
  Broadcom Corp. - Class A                                4,100         135,177
  Brocade Communications
  Systems, Inc.*                                         53,000         273,480
  Ciena Corp.*+                                           8,000         101,440
  Gartner, Inc.*                                          9,900         230,175
  Global Payments, Inc.                                   6,450         235,683
  Lam Research Corp.*                                     6,200         235,972
  LSI Corp.*                                             61,600         283,360
  Maxim Integrated Products, Inc.                         6,580         110,083
  NICE Systems Ltd. ADR*                                 12,000         305,880
  ON Semiconductor Corp.*                                39,900         254,562
  QLogic Corp.*                                           6,325         105,122
  Red Hat, Inc.*                                          8,650         250,331
  Salesforce.com, Inc.*                                   3,500         300,370
  Verigy Ltd.*                                            7,151          62,142
--------------------------------------------------------------------------------
                                                                      4,329,146
--------------------------------------------------------------------------------
  FINANCIALS -- 16.0%
  Ameriprise Financial, Inc.                              7,400         267,362
  Arch Capital Group Ltd.*                                2,161         160,994
  Assurant, Inc.                                          4,795         166,387
  Boston Properties, Inc. REIT                            1,575         112,361
  Comerica, Inc.                                          3,870         142,532
  Digital Realty Trust, Inc. REIT                         1,515          87,385
  Discover Financial Services                            22,600         315,948
  Federal Realty Investment
  Trust REIT                                              1,400          98,378
  First Horizon National Corp.*                           7,938          90,891
  Fulton Financial Corp.                                 13,075         126,174
  Health Care REIT, Inc. REIT                             2,725         114,777
  Invesco, Ltd.                                          10,255         172,592
  KeyCorp                                                24,800         190,712
  Kilroy Realty Corp. REIT                                3,675         109,258
  Knight Capital Group, Inc. -
  Class A*                                               13,975         192,715
  Liberty Property Trust REIT+                            3,595         103,716
  New York Community
  Bancorp, Inc.                                           8,831         134,849
  Northern Trust Corp.                                    3,150         147,105
  NYSE Euronext                                          10,150         280,444
  PartnerRe Ltd.                                          1,700         119,238
  People's United Financial, Inc.                         4,506          60,831
  Synovus Financial Corp.+                               50,830         129,108
  TCF Financial Corp.+                                   11,800         195,998
  Willis Group Holdings PLC                               5,635         169,332
  Wilmington Trust Corp.+                                 7,875          87,334
--------------------------------------------------------------------------------
                                                                      3,776,421
--------------------------------------------------------------------------------
  INDUSTRIALS -- 15.4%
  AMETEK, Inc.                                            7,100         285,065
  Cooper Industries PLC+                                  7,050         310,200
  Delta Air Lines, Inc.*                                 17,100         200,925
  Dover Corp.                                            10,395         434,407
  Hexcel Corp.*                                          12,275         190,385
  IDEX Corp.                                              9,800         279,986
  Jacobs Engineering Group, Inc.*                         3,000         109,320
  Joy Global, Inc.                                        3,265         163,544
  Kennametal, Inc.                                        4,900         124,607
  MSC Industrial Direct Co. -
  Class A                                                 6,850         347,021
  Precision Castparts Corp.                               3,550         365,366
  Rockwell Collins, Inc.                                  2,850         151,421
  Roper Industries, Inc.                                  5,800         324,568
  SPX Corp.                                               3,005         158,694
  WABCO Holdings, Inc.*                                   6,290         198,009
--------------------------------------------------------------------------------
                                                                      3,643,518
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 13.1%
  Abercrombie & Fitch Co. - Class A                       4,625         141,941
  American Eagle Outfitters, Inc.                        10,175         119,556
  Bed Bath & Beyond, Inc.*                                8,100         300,348
  Burger King Holdings, Inc.                              9,350         157,454
  Coach, Inc.                                             8,350         305,193
  Discovery Communications, Inc. -
  Class A*                                                6,850         244,614
  Foot Locker, Inc.                                      11,950         150,809
  Fortune Brands, Inc.                                    3,600         141,048
  Lear Corp.*                                             5,220         345,564
  Lennar Corp. - Class A                                  4,995          69,480
  Macy's, Inc.                                            6,785         121,451
  Marriott International, Inc. -
  Class A                                                 4,301         128,772
  Strayer Education, Inc.+                                1,290         268,178
  TJX Cos., Inc.                                          5,500         230,725
  Toll Brothers, Inc.*                                    4,075          66,667
  Urban Outfitters, Inc.*                                 8,600         295,754
--------------------------------------------------------------------------------
                                                                      3,087,554
--------------------------------------------------------------------------------
  HEALTH CARE -- 12.5%
  Beckman Coulter, Inc.                                   1,785         107,618
  Covance, Inc.*                                          3,575         183,469
  Dendreon Corp.*                                         6,800         219,844
  Life Technologies Corp.*                                7,850         370,912
  Mettler-Toledo International, Inc.*                     2,740         305,866
  Shire PLC ADR                                           5,950         365,211
  Thermo Fisher Scientific, Inc.*                         3,360         164,808
  United Therapeutics Corp.*                              4,600         224,526
  Varian Medical Systems, Inc.*+                          7,700         402,556
  Vertex Pharmaceuticals, Inc.*                          10,550         347,095
  Warner Chilcott PLC - Class A*                         12,100         276,485
--------------------------------------------------------------------------------
                                                                      2,968,390
--------------------------------------------------------------------------------
  ENERGY -- 9.3%
  Cameron International Corp.*                            5,000         162,600
  CONSOL Energy, Inc.                                    11,450         386,552
  Denbury Resources, Inc.*                               25,225         369,294
  Massey Energy Co.                                      10,550         288,543

The accompanying notes are an integral part of the financial statements.

                                                                           13
                                                                           -----
                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

--------------------------------------------------------------------------------

                                                                       Market
                                                         Shares        Value

COMMON STOCKS -- 99.2% - continued
  ENERGY -- 9.3% - continued
  Murphy Oil Corp.                                        2,651    $    131,357
  National-Oilwell Varco, Inc.                            9,732         321,837
  Petrohawk Energy Corp.*                                 8,725         148,063
  Weatherford International Ltd.*                        30,585         401,887
--------------------------------------------------------------------------------
                                                                      2,210,133
--------------------------------------------------------------------------------
  MATERIALS -- 8.0%
  Commercial Metals Co.                                  11,250         148,725
  Crown Holdings, Inc.*                                  12,650         316,756
  Cytec Industries, Inc.                                  4,030         161,159
  Ecolab, Inc.                                            4,900         220,059
  Greif, Inc. - Class A                                   4,400         244,376
  International Flavors &
  Fragrances, Inc.                                        4,085         173,286
  Pactiv Corp.*                                           5,875         163,619
  Scotts Miracle-Gro Co.(The) -
  Class A                                                 5,100         226,491
  Yamana Gold, Inc.                                      24,200         249,260
--------------------------------------------------------------------------------
                                                                      1,903,731
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 3.0%
  BJ's Wholesale Club, Inc.*                              2,425          89,749
  J.M. Smucker Co. (The)                                  2,775         167,111
  Molson Coors Brewing Co. - Class B                      4,100         173,676
  Ralcorp Holdings, Inc.*                                 5,050         276,740
--------------------------------------------------------------------------------
                                                                        707,276
--------------------------------------------------------------------------------
  UTILITIES -- 2.6%
  Consolidated Edison, Inc.                               3,495         150,635
  Hawaiian Electric Industies, Inc.                       7,290         166,066
  PG&E Corp.                                              2,375          97,613
  Wisconsin Energy Corp.                                  3,745         190,021
--------------------------------------------------------------------------------
                                                                        604,335
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES -- 1.0%
  NII Holdings, Inc.*                                     7,100         230,892
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 23,461,396
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 6.6%
Invesco Liquid Assets Portfolio**                     1,279,826       1,279,826
Touchstone Institutional
Money Market Fund^                                      280,396         280,396
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,560,222
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.8%
(COST $25,159,288)                                                 $ 25,021,618
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (5.8%)                                               (1,374,536)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 23,647,082
--------------------------------------------------------------------------------

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $1,231,233.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Common Stocks         $ 23,461,396   $         --   $         --   $ 23,461,396
Investment Funds         1,560,222             --             --      1,560,222
                      ----------------------------------------------------------
                                                                   $ 25,021,618

The accompanying notes are an integral part of the financial statements.

   14
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

 Principal                                     Interest  Maturity
  Amount                                         Rate      Date        Value

CORPORATE BONDS -- 14.9%
$ 2,000,000  Kamps Capital
             LLC(a)                               0.35    7/1/10   $  1,999,999
  1,850,000  Miarko, Inc. ,
             (LOC: PNC
             Bank NA)(a)                          0.37    7/1/10      1,849,999
    100,000  Wal-Mart
             Stores, Inc.                         4.13    7/1/10        100,000
    500,000  Labcon NA,
             Ser 2010(a)                          0.43    7/7/10        500,000
    365,000  Bank of America                      4.50    8/1/10        366,243
  1,733,000  Wells
             Fargo & Co.                          4.63    8/9/10      1,744,098
    395,000  Credit Suisse
             USA, Inc.                            4.88   8/15/10        397,221
    933,000  General Electric
             Capital Corp.
             Ser MTNA                             4.25   9/13/10        941,686
    130,000  Deutsche Bank
             AG London                            5.00  10/12/10        131,551
    123,000  Caterpillar
             Financial
             Services Corp.                       5.05   12/1/10        125,304
  1,160,000  Alabama Power
             Co., Ser HH                          5.10    2/1/11      1,191,112
    230,000  ConocoPhillips                       9.38   2/15/11        242,543
  1,000,000  AT&T Wireless
             Services Inc.                        7.88    3/1/11      1,045,916
  1,000,000  Countrywide
             Home Loans,
             Inc., Ser MTNL                       4.00   3/22/11      1,019,977
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $ 11,655,649
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 8.0%
    795,000  Butler Cnty
             OH LTGO
             BANS Ser 2009                        1.65    8/5/10        795,000
    700,000  Woodbridge CT
             UTGO BANS
             Ser 2009                             2.00   8/26/10        700,179
  1,200,000  Vantage Career
             Ctr Joint
             Vocational Sch
             Dist OH
             Ser 2010                             1.40    9/8/10      1,201,906
    700,000  AMP OH Elec
             Rev UTGO
             BANS
             Ser 2009 B                           2.00  10/28/10        701,142
  1,000,000  Austintown OH
             LSD Sch Impt
             BANS Ser 2010                        2.50  11/17/10      1,003,420
  1,000,000  Ramapo NY
             UTGO BANS
             Ser 2009                             2.00  12/15/10      1,002,843
    325,000  City of Mason
             OH Rev Notes
             Ser 2010                             1.50    2/2/11        325,569
    500,000  Franklin Co
             OH Rev Notes
             Ser 2010                             1.10   3/11/11        500,685
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                      $  6,230,744
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.4%
    348,000  FHLMC                                4.50    7/6/10        348,201
  1,929,825  Overseas Private
             Investment Corp(a)                   0.25    7/7/10      1,929,825
  1,826,186  Overseas Private
             Investment Corp.
             FRCOP(a)                             0.25    7/7/10      1,826,186
  3,400,000  Overseas Private
             Investment Corp.
             FRCOP(a)                             0.25    7/7/10      3,400,000
  2,357,280  Overseas Private
             Investment Corp.(a)                  0.25    7/7/10      2,357,280
  1,000,000  FHLB                                 0.88   1/20/11      1,002,062
  1,900,000  FNMA                                 6.25    2/1/11      1,957,358
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS                                                 $ 12,820,912
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 0.3%
    250,000  Toronto
             Dominion
             Bank/NY(a)                           0.35   11/5/10   $    249,996
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.1%
  3,248,000  BNP Paribas
             Finance, Inc.                        0.00    7/1/10   $  3,248,000
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(a) -- 57.4%
  2,500,000  East Baton
             Rouge Parish
             LA PCR Ser 1993                      0.10    7/1/10      2,500,000
    900,000  Cuyahoga Co
             OH Rev
             Ser 2004 B3
             (SPA: Bank of
             America NA)                          0.13    7/1/10        900,000
  2,000,000  Pinellas Co
             FL Hlth Facs Aut
             Rev Ser 2009 A1
             (LOC: US
             Bank NA)                             0.13    7/1/10      2,000,000
  1,500,000  Jacksonville
             FL Health Auth
             Hosp Facs Rev
             Ser 2003 A
             (LOC: Bank of
             America NA)                          0.15    7/1/10      1,500,000
  2,000,000  OH St Wtr Dev
             Auth PCR Facs
             Rev Ser 2006
             (LOC: Barclays
             Bank PLC)                            0.15    7/1/10      2,000,000

The accompanying notes are an integral part of the financial statements.

                                                                           15
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------

 Principal                                     Interest  Maturity
  Amount                                         Rate      Date        Value

VARIABLE RATE DEMAND NOTES(a) -- 57.4% - continued
$ 2,300,000  Orange Co
             FL Sch Brd COP
             Ser 2008 E
             (LOC: Wachovia
             Bank)                                0.15    7/1/10   $  2,300,000
    700,000  Allen Co OH
             Hosp Facs Rev
             (Catholic Hlth)
             Ser 2008 A
             (LOC: Bank of
             America NA)                          0.16    7/1/10        700,000
  1,600,000  OH St Higher
             Ed Fac Rev
             Ser 2002 (SPA:
             Landesbank
             Hessen-Thuringen)                    0.17    7/1/10      1,600,000
  1,800,000  Andrew W Mellon
             Foundation NY
             Ser 2008                             0.32    7/1/10      1,800,000
    430,000  St Paul MN
             Port Auth Dist
             Ser 2009
             (LOC: Deutsche
             Bank AG)                             0.32    7/1/10        430,000
    700,000  Concordia
             College
             (LOC: Bank of
             America NA)                          0.35    7/1/10        700,000
  2,490,000  Driftwood
             Landing Corp.
             Ser 2002
             (LOC: National
             City Bank)                           0.37    7/1/10      2,490,000
    445,000  Sacramento Co
             CA Hsg Auth
             MFH Rev (Deer
             Park Apts)
             Ser 2002
             (LOC: FNMA)                          0.37    7/1/10        445,000
    300,000  Simi Valley CA
             MFH Rev (Parker
             Ranch) Ser 2002
             (LOC: FNMA)                          0.38    7/1/10        300,000
  1,325,000  Mountain Agency
             Inc (LOC: US
             Bank NA)                             0.39    7/1/10      1,325,000
    120,000  FL St Hsg Fin
             Corp. MFH
             (Avalon Reserve)
             Ser 2003
             (LOC: FNMA)                          0.40    7/1/10        120,000
    395,000  Lake Oswego OR
             Redev Agy Tax
             Incrmnt Rev
             Ser 2005 B
             (LOC: Wells
             Fargo Bank)                          0.40    7/1/10        395,000
    290,000  CA Statewide
             CDA MFH
             (Sunrise Fresno)
             Ser 2000
             (LOC: FNMA)                          0.42    7/1/10        290,000
    545,000  Butler Co OH
             Cap Fdg Rev
             (CCAO Low
             Cost) Ser 2005
             (LOC: US
             Bank NA)                             0.43    7/1/10        545,000
  2,000,000  Lavonia O Frick
             Family Trust
             Ser 2006
             (LOC: FHLB)                          0.44    7/1/10      2,000,000
    410,000  Goson Project
             Ser 1997
             (LOC: FHLB)                          0.45    7/1/10        410,000
    307,000  Fitch Denney
             Funeral Home
             (LOC: FHLB)                          0.48    7/1/10        307,000
  2,420,000  Mequon WI IDR
             (Gateway Plastics)
             Ser 2001
             (LOC: Bank One)                      0.50    7/1/10      2,420,000
  1,515,000  Phoenix Realty
             MFH Rev
             (Brightons Mark)
             Ser 1999
             (LOC: Northern
             Trust Co.)                           0.50    7/1/10      1,515,000
    967,000  Mill Street Village
             LLC (LOC: FHLB)                      0.57    7/1/10        967,000
    535,000  IL St Fin Auth
             (Community
             Action)
             Ser 2008 B
             (LOC: Harris NA)                     0.60    7/1/10        535,000
    795,000  Agra Enterprises
             LLC Ser 2004
             (LOC: US
             Bank NA)                             0.65    7/1/10        795,000
  1,164,000  WAI Enterprises
             LLC Ser 2004
             (LOC: FHLB)                          0.65    7/1/10      1,164,000
    105,000  Suffolk Co NY
             IDA (Hampton
             Day School)
             Ser 2001
             (LOC: JPMorgan
             Chase Bank)                          0.80    7/1/10        105,000
    300,000  Volusia Co FL
             Dev Auth Ind
             Rev Ser 2007
             (LOC: LaSalle
             Bank)                                0.85    7/1/10        300,000

The accompanying notes are an integral part of the financial statements.

   16
-----
----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS CONTINUED

 Principal                                     Interest  Maturity
  Amount                                         Rate      Date        Value

VARIABLE RATE DEMAND NOTES(a) -- 57.4% - continued
$ 1,485,000  CA St Enterprise
             Dev Auth IDR
             (Tri-Tool Inc)
              Ser 2007 B (LOC:
             Comerica Bank)                       0.95    7/1/10   $  1,485,000
    435,000  Diaz-Upton LLC
             (LOC: State
             Street Bank)                         0.40    7/2/10        435,000
    700,000  NY St Hsg Fin Agy
             Rev Ser 2005
             (LOC: FHLMC)                         0.31    7/7/10        700,000
  1,230,000  Tennis for Charity,
             Inc. OH Rev
             Ser 2004 (LOC:
             JPMorgan Chase
             Bank)                                0.34    7/7/10      1,230,000
    250,000  Chattanooga TN
             Hlth Edl & Hsg
             Fac Bd MFH
             (Windridgde)
             Ser 2003 B
             (LOC: FNMA)                          0.40    7/7/10        250,000
  1,270,000  NJ Economic
             Dev Auth Rev
             (Cascade Corp)
             Ser 2008 C
             (LOC: Bank of
             America NA)                          0.51    7/7/10      1,270,000
  2,960,000  486 Lesser Street
             LLC (LOC:
             Comerica Bank)                       0.70    7/7/10      2,960,000
  1,700,000  Midwestern Univ
             IL Ed Ln
             Ser 2009 A
             (LOC: Royal
             Bank of Canada)                      0.35    7/8/10      1,700,000
    545,000  JL Capital One
             LLC Ser 2002
             (LOC: Wells Fargo
             Bank NA)                             0.40   7/10/10        545,000
  1,550,000  Chatom AL IDB
             Gulf Opp Zone
             Ser 2008 A (SPA:
             National Rural
             Utilities Finance)                   0.90  11/15/10      1,550,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                   $ 44,983,000
--------------------------------------------------------------------------------

                                                                       Market
  Shares                                                               Value

INVESTMENT FUNDS -- 0.0%
        642  Brown Brothers
             Harriman Cash
             Sweep Account                                                  642
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.1%
(COST $79,188,943)                                                 $ 79,188,943
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (1.1%)                                                 (884,691)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 78,304,252
--------------------------------------------------------------------------------

(a) Variable rate security - the rate reflected is the rate in effect as of June 30, 2010. The maturity date represents the next reset date.

PORTFOLIO ABBREVIATIONS:

BANS -- Bond Anticipation Notes
CCAO -- County Commissioner's Association of Ohio
CDA -- Communities Development Authority
COP -- Certificates of Participation
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRCOP -- Floating Rate Certification of Participation
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
LSD -- Local School District
MFH -- Multi-Family Housing PCR -- Pollution Control Revenue
PLC -- Public Limited Company
UTGO -- Unlimited Tax General Obligation

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description                 Level 1       Level 2       Level 3       Total
--------------------------------------------------------------------------------
Variable Rate Demand
  Notes                  $         --  $ 44,983,000  $         --  $ 44,983,000
U.S. Government
  Agency Obligations               --    12,820,912            --    12,820,912
Corporate Bonds                    --    11,655,649            --    11,655,649
Municipal Bonds                    --     6,230,744            --     6,230,744
Commercial Paper                   --     3,248,000            --     3,248,000
Certificates of Deposit            --       249,996            --       249,996
Investment Funds                  642            --            --           642
                         -------------------------------------------------------
                                                                   $ 79,188,943

The accompanying notes are an integral part of the financial statements.

                                                                           17
                                                                           -----
                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

                                                                       Market
                                                         Shares        Value

COMMON STOCKS -- 94.4%
  FINANCIALS -- 38.3%
  Bank of New York Mellon Corp.                          81,758    $  2,018,605
  Brookfield Asset Management,
  Inc. - Class A                                         95,737       2,165,571
  Capital Southwest Corp.                                 4,173         366,848
  Cheung Kong Holdings Ltd.                             202,000       2,331,238
  Forest City Enterprises, Inc. -
  Class A*+                                              67,500         764,100
  Hang Lung Group Ltd.                                  147,000         792,207
  Henderson Land Development
  Co. Ltd.                                              448,000       2,623,962
  Investment Technology
  Group, Inc.*                                           48,523         779,279
  Investor AB - Class A                                 165,000       2,563,546
  KeyCorp                                                45,000         346,050
  St. Joe Company (The)*+                                 9,600         222,336
  Westwood Holdings Group, Inc.                          32,297       1,135,240
  Wheelock & Co. Ltd.                                   498,000       1,403,920
--------------------------------------------------------------------------------
                                                                     17,512,902
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY -- 17.5%
  AVX Corp.                                             141,000       1,807,620
  Bel Fuse, Inc. - Class B                               18,660         308,077
  Electro Scientific Industries, Inc.*                   46,500         621,240
  Electronics for Imaging, Inc.*                         62,600         610,350
  Lexmark International, Inc. -
  Class A*                                               21,600         713,448
  Sycamore Networks, Inc.                               122,341       2,033,307
  Synopsys, Inc.*                                        30,700         640,709
  Tellabs, Inc.                                         198,450       1,268,095
--------------------------------------------------------------------------------
                                                                      8,002,846
--------------------------------------------------------------------------------
  ENERGY -- 17.1%
  Bristow Group, Inc.*                                   31,155         915,957
  Bronco Drilling Co., Inc.*                            112,693         377,522
  Cenovus Energy, Inc.                                   49,400       1,274,026
  Cimarex Energy Co.                                     21,648       1,549,564
  EnCana Corp.                                           49,400       1,498,796
  Nabors Industries Ltd.*                                20,000         352,400
  Pioneer Drilling Co.*                                 141,359         801,505
  Tidewater, Inc.                                        27,000       1,045,440
--------------------------------------------------------------------------------
                                                                      7,815,210
--------------------------------------------------------------------------------
  MATERIALS -- 9.9%
  Canfor Corp.*                                          48,800         389,648
  Lanxess AG                                             20,700         871,293
  P.H. Glatfelter Co.                                    49,187         533,679
  POSCO ADR+                                             22,300       2,103,336
  Westlake Chemical Corp.+                               33,780         627,295
--------------------------------------------------------------------------------
                                                                      4,525,251
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 9.4%
  Jakks Pacific, Inc.*                                    7,650         110,007
  Journal Communications, Inc. -
  Class A*                                               61,687         244,897
  MDC Holdings, Inc.                                     12,210         329,060
  Skyline Corp.                                          21,000         378,210
  Superior Industries
  International, Inc.                                    33,733         453,372
  Toyota Industries Corp.                               110,000       2,791,370
--------------------------------------------------------------------------------
                                                                      4,306,916
--------------------------------------------------------------------------------
  HEALTH CARE -- 2.2%
  Cross Country Healthcare, Inc.*                        60,800         546,592
  Sanofi-Aventis SA                                       7,500         451,705
                                                                        998,297
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 43,161,422
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
  Henderson Land Development
  Co. Ltd., expiring 6/1/11*                             89,600          15,188
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 14.0%
Invesco Liquid Assets Portfolio**                     3,735,239       3,735,239
Touchstone Institutional
Money Market Fund^                                    2,670,203       2,670,203
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  6,405,442
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.4%
(COST $45,615,439)                                                 $ 49,582,052
LIABILITIES IN EXCESS
OF OTHER ASSETS -- (8.4%)                                            (3,857,288)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 45,724,764
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $3,625,146.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

PORTFOLIO ABBREVIATIONS:

ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Common Stocks         $ 29,332,181   $ 13,829,241   $         --   $ 43,161,422
Investment Funds         6,405,442             --             --      6,405,442
Warrants                        --         15,188             --         15,188
                      ----------------------------------------------------------
                                                                   $ 49,582,052

The accompanying notes are an integral part of the financial statements.

   18
-----
------------------------------
TOUCHSTONE AGGRESSIVE ETF FUND
------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

  Shares                                                               Value

EXCHANGE TRADED FUNDS -- 99.2%
     31,770  iShares Barclays Aggregate
             Bond Fund                                             $  3,407,333
     61,200  iShares MSCI EAFE Index Fund                             2,846,412
     68,250  iShares S&P 500 Growth Index Fund                        3,613,155
     11,120  iShares S&P 500 Index Fund/US                            1,150,475
     46,020  iShares S&P 500 Value Index Fund+                        2,285,353
      9,370  iShares S&P MidCap 400 Growth
             Index Fund                                                 720,366
      8,840  iShares S&P MidCap 400/BARRA
             Value Index Fund+                                          566,732
      2,410  iShares S&P SmallCap 600 Value
             Index Fund+                                                137,876
      2,540  iShares S&P SmallCap 600/BARRA
             Growth Index Fund+                                         144,628
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 14,872,330
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 7.0%
    807,935  Invesco Liquid Assets Portfolio **                         807,935
    240,572  Touchstone Institutional
             Money Market Fund^                                         240,572
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,048,507
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.2%
(COST $16,024,821)                                                 $ 15,920,837
LIABILITIES IN
EXCESS OF OTHER ASSETS -- (6.2%)                                       (933,482)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 14,987,355
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $780,219.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Exchange Traded
  Funds               $ 14,872,330   $         --   $         --   $ 14,872,330
Investment Funds         1,048,507             --             --      1,048,507
                      ----------------------------------------------------------
                                                                   $ 15,920,837

The accompanying notes are an integral part of the financial statements.

                                                                           19
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE CONSERVATIVE ETF FUND
                                                --------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

  Shares                                                               Value

EXCHANGE TRADED FUNDS -- 99.3%
     29,860  iShares Barclays 1-3 Year Treasury
             Bond Fund                                             $  2,511,823
    117,130  iShares Barclays Aggregate Bond Fund                    12,562,193
     37,390  iShares MSCI EAFE Index Fund                             1,739,009
     40,810  iShares S&P 500 Growth Index Fund                        2,160,481
      3,760  iShares S&P 500 Index Fund/US                              389,010
     27,350  iShares S&P 500 Value Index Fund                         1,358,201
      5,090  iShares S&P MidCap 400 Growth
             Index Fund                                                 391,319
      6,000  iShares S&P MidCap 400/BARRA
             Value Index Fund                                           384,660
      3,290  iShares S&P SmallCap 600 Value
             Index Fund+                                                188,221
      3,470  iShares S&P SmallCap 600/BARRA
             Growth Index Fund+                                         197,582
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 21,882,499
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.6%
    210,580  Invesco Liquid Assets Portfolio**                          210,580
    134,626  Touchstone Institutional
             Money Market Fund^                                         134,626
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $    345,206
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.9%
(COST $21,099,660)                                                 $ 22,227,705
LIABILITIES IN
EXCESS OF OTHER ASSETS -- (0.9%)                                       (198,184)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 22,029,521
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $203,927.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Exchange Traded
  Funds               $ 21,882,499   $         --   $         --   $ 21,882,499
Investment Funds           345,206             --             --        345,206
                      ----------------------------------------------------------
                                                                   $ 22,227,705

The accompanying notes are an integral part of the financial statements.

   20
-----
-----------------------------
TOUCHSTONE ENHANCED ETF FUND
-----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

  Shares                                                               Value

EXCHANGE TRADED FUNDS -- 100.3%
      4,530  iShares Barclays Aggregate
             Bond Fund                                             $    485,842
      8,690  iShares MSCI EAFE Index Fund                               404,172
      7,770  iShares S&P 500 Growth Index Fund+                         411,344
      8,180  iShares S&P 500 Value Index Fund                           406,219
     39,100  iShares S&P MidCap 400 Growth
             Index Fund                                               3,006,008
     46,090  iShares S&P MidCap 400/BARRA
             Value Index Fund                                         2,954,830
     50,320  iShares S&P SmallCap 600 Value
             Index Fund+                                              2,878,807
     53,310  iShares S&P SmallCap 600/BARRA
             Growth Index Fund+                                       3,035,471
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 13,582,693
--------------------------------------------------------------------------------
INVESTMENT FUND -- 6.3%
     858,790 Invesco Liquid Assets Portfolio**                     $    858,790
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 106.6%
(COST $15,299,678)                                                 $ 14,441,483
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (6.6%)                                                 (890,403)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 13,551,080
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $832,952.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Exchange Traded
  Funds               $ 13,582,693   $         --   $         --   $ 13,582,693
Investment Funds           858,790             --             --        858,790
                      ----------------------------------------------------------
                                                                   $ 14,441,483

The accompanying notes are an integral part of the financial statements.

                                                                           21
                                                                           -----
                                                    ----------------------------
                                                    TOUCHSTONE MODERATE ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

  Shares                                                               Value

EXCHANGE TRADED FUNDS -- 99.4%
    207,910  iShares Barclays Aggregate
             Bond Fund                                             $ 22,298,348
    149,550  iShares MSCI EAFE Index Fund                             6,955,571
    169,110  iShares S&P 500 Growth Index Fund+                       8,952,683
     22,640  iShares S&P 500 Index Fund/US                            2,342,334
    112,420  iShares S&P 500 Value Index Fund                         5,582,777
     24,470  iShares S&P MidCap 400 Growth
             Index Fund                                               1,881,254
     21,600  iShares S&P MidCap 400/BARRA
             Value Index Fund+                                        1,384,776
      7,900  iShares S&P SmallCap 600 Value
             Index Fund+                                                451,959
      8,360  iShares S&P SmallCap 600/BARRA
             Growth Index Fund                                          476,018
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 50,325,720
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 13.6%
  6,243,416  Invesco Liquid Assets Portfolio**                        6,243,416
    656,591  Touchstone Institutional
             Money Market Fund^                                         656,591
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  6,900,007
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.0%
(COST $60,031,360)                                                 $ 57,225,727
LIABILITIES IN EXCESS OF
OTHER ASSETS -- (13.0%)                                              (6,567,598)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 50,658,129
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2010, was $6,037,576.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 3.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       Valuation Inputs at Reporting Date:

Description              Level 1        Level 2        Level 3        Total
--------------------------------------------------------------------------------
Exchange Traded
  Funds               $ 50,325,720   $         --   $         --   $ 50,325,720
Investment Funds         6,900,007             --             --      6,900,007
                      ----------------------------------------------------------
                                                                   $ 57,225,727

The accompanying notes are an integral part of the financial statements.

   22
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

                                                                         Touchstone                                     Touchstone
                                                                         Baron Small     Touchstone     Touchstone       Large Cap
                                                                         Cap Growth       Core Bond     High Yield      Core Equity
                                                                            Fund            Fund           Fund            Fund
ASSETS:
Investments, at cost                                                    $ 14,492,702    $ 42,238,413   $ 30,819,379    $ 51,183,268
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                  $    571,304    $  3,336,405   $         --    $  1,219,749
Non-affiliated securities, at market value                                20,742,237      39,068,604     31,462,419      48,995,684
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $2,179,845, $403,601, and             $ 21,313,541    $ 42,405,009   $ 31,462,419    $ 50,215,433
            $1,103,396 of securities loaned for the Baron Small
            Cap Growth Fund, High Yield Fund, and Large Cap Core
            Equity Fund, respectively.
Receivable for:
    Dividends                                                                  7,902              --             --          73,760
    Interest                                                                     131         670,302             --
    Fund shares sold                                                             225           1,895        270,402           9,865
    Investments sold                                                              --           9,484          9,484              --
    Securities lending income                                                  1,871         365,314             --              64
    Other assets                                                                  --              --            390              --
------------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                  21,323,670      42,781,702     32,412,997      50,299,122
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash Overdraft                                                                    --              --        327,387              --
Payable for:
    Return of collateral for securities on loan                            2,253,887              --        427,861       1,125,404
    Fund shares redeemed                                                     103,485          10,227        519,906           6,703
    Investments purchased                                                         --       2,626,816        200,000              --
Payable to Investment Advisor                                                 17,417          17,979         12,667          27,389
Payable to other affiliates                                                   35,623          31,262         33,790          47,982
Payable to Trustees                                                            3,154           3,154          3,154           3,154
Other accrued expenses                                                        18,830          24,583         22,352          15,987
------------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                              2,432,396       2,714,021      1,547,117       1,226,619
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $ 18,891,274    $ 40,067,681   $ 30,865,880    $ 49,072,503
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                  1,404,486       3,686,602      3,926,285       6,481,697
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share          $      13.45    $      10.87   $       7.86    $       7.57
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $ 13,376,820    $ 37,180,258   $ 29,830,740    $ 72,247,937
    Accumulated net investment income (loss)                                (103,415)      2,254,048      4,079,553       1,075,077
    Accumulated net realized gains (losses) on investments                (1,202,970)        466,779     (3,687,453)    (23,282,676)
    Net unrealized appreciation (depreciation) on investments              6,820,839         166,596        643,040        (967,835)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                             $ 18,891,274    $ 40,067,681   $ 30,865,880    $ 49,072,503
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           23
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                   Touchstone         Touchstone        Touchstone
                                                                                     Mid Cap             Money         Third Avenue
                                                                                     Growth             Market             Value
                                                                                      Fund               Fund              Fund
ASSETS:
Investments, at cost                                                              $ 25,159,288       $ 79,188,943      $ 45,615,439
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                            $    280,396       $         --      $  2,670,203
Non-affiliated securities, at market value                                          24,741,222         79,188,943        46,911,849
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $1,231,233 and $3,625,146 of                    $ 25,021,618       $ 79,188,943      $ 49,582,052
            securities loaned for the Mid Cap Growth Fund and Third
            Avenue Value Fund, respectively.
Cash                                                                                        --                 --                61
Foreign Currency (Cost $5,785)                                                              --                 --             5,785
Receivable for:
    Dividends                                                                           19,681                 --            20,564
    Interest                                                                                --            266,254                --
    Fund shares sold                                                                     2,699                 --               352
    Securities lending income                                                              509                 --             2,067
    Tax reclaim receivable                                                                  --                 --             6,318
------------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                            25,044,507         79,455,197        49,617,199
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                                      1,279,826                 --         3,735,239
    Dividends                                                                               --                663                --
    Fund shares redeemed                                                                   366                 --            38,016
    Investments purchased                                                               53,552          1,003,420                --
Payable to Investment Advisor                                                           16,567             11,976            31,514
Payable to other affiliates                                                             23,986            102,965            63,137
Payable to Trustees                                                                      3,154              3,793             3,154
Other accrued expenses                                                                  19,974             28,128            21,375
------------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                                        1,397,425          1,150,945         3,892,435
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 23,647,082       $ 78,304,252      $ 45,724,764
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value)                                                   2,297,423         78,191,850         3,175,132
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share                    $      10.29       $       1.00      $      14.40
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                               $ 29,798,590       $ 78,202,414      $ 55,110,503
    Accumulated net investment income                                                   50,924                 --           814,099
    Accumulated net realized gains (losses) on investments and
      foreign currency transactions                                                 (6,064,762)           101,838       (14,165,965)
    Net unrealized appreciation (depreciation) on investments
      and foreign currency transactions                                               (137,670)                --         3,966,127
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                       $ 23,647,082       $ 78,304,252      $ 45,724,764
====================================================================================================================================


The accompanying notes are an integral part of the financial statements.

   24
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES CONTINUED

                                                                        Touchstone      Touchstone      Touchstone      Touchstone
                                                                        Aggressive     Conservative      Enhanced        Moderate
                                                                            ETF             ETF             ETF             ETF
                                                                           Fund            Fund            Fund            Fund
ASSETS:
Investments, at cost                                                   $ 16,024,821    $ 21,099,660    $ 15,299,678    $ 60,031,360
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                 $    240,572    $    134,626    $         --    $    656,591
Non-affiliated securities, at market value                               15,680,265      22,093,079      14,441,483      56,569,136
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $780,219, $203,927, $832,952 and
            $6,037,576 of securities loaned for the Aggressive
            ETF Fund, Conservative ETF Fund, Enhanced ETF Fund and
            Moderate ETF Fund, respectively.                           $ 15,920,837    $ 22,227,705    $ 14,441,483    $ 57,225,727
Receivable for:
    Dividends                                                                    77              39              16             137
    Fund shares sold                                                             --              --              69              --
    Investments sold                                                             --          87,162         319,161          41,155
    Securities lending income                                                   785           1,052           1,060           1,623
    Other assets                                                                108              --              --           2,987
------------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                 15,921,807      22,315,958      14,761,789      57,271,629
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash Overdraft                                                                   --              --         180,391              --
Payable for:
    Return of collateral for securities on loan                             807,935         210,580         858,790       6,243,416
    Fund shares redeemed                                                      4,857          23,359         132,746          79,967
    Investments purchased                                                    84,768              --              --         196,730
Payable to Investment Advisor                                                 2,539           3,492           3,684          17,448
Payable to other affiliates                                                  13,622          26,995          12,792          55,243
Payable to Trustees                                                           3,154           3,153           3,154           3,154
Other accrued expenses                                                       17,577          18,858          19,152          17,542
------------------------------------------------------------------------------------------------------------------------------------
            Total liabilities                                               934,452         286,437       1,210,709       6,613,500
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $ 14,987,355    $ 22,029,521    $ 13,551,080    $ 50,658,129
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                 1,712,964       2,005,070       1,994,239       4,702,651
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share         $       8.75    $      10.99    $       6.80    $      10.77
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                    $ 17,899,898    $ 22,166,031    $ 24,077,056    $ 58,199,924
    Accumulated net investment income                                       415,740         707,209         304,082       1,556,177
    Accumulated net realized losses on investments                       (3,224,299)     (1,971,764)     (9,971,863)     (6,292,325)
    Net unrealized appreciation (depreciation) on investments              (103,984)      1,128,045        (858,195)     (2,805,647)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                            $ 14,987,355    $ 22,029,521    $ 13,551,080    $ 50,658,129
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           25
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2010 (Unaudited)

                                                                            Touchstone                                  Touchstone
                                                                            Baron Small     Touchstone    Touchstone     Large Cap
                                                                            Cap Growth       Core Bond    High Yield    Core Equity
                                                                               Fund            Fund          Fund          Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                    $     1,762    $     6,647   $       570    $     1,446
    Dividends from non-affiliated securities                                     42,706          6,504         3,156        619,647
    Interest                                                                         --        891,499     1,415,021             --
    Income from securities loaned                                                10,012              4           776          1,471
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                   54,480        904,654     1,419,523        622,564
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                    107,171        107,235        81,175        194,491
    Administration fees                                                          20,414         38,995        32,470         59,844
    Compliance fees and expenses                                                  1,240          1,238         1,488          1,488
    Custody fees                                                                  1,827            787           747            917
    Professional fees                                                             9,246          9,245         9,493          9,499
    Shareholder servicing fees                                                   24,496         15,598        21,105         29,921
    Transfer Agent fees                                                             123            123           123            123
    Trustee fees                                                                  4,209          4,209         4,209          4,209
    Other expenses                                                                3,236          9,378        10,149          3,441
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                           171,962        186,808       160,959        303,933
       Fees waived by the Administrator                                         (13,823)            --            --         (5,099)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                             158,139        186,808       160,959        298,834
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   (103,659)       717,846     1,258,564        323,730
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on investments                                     883,540        519,684       780,119       (140,652)
    Net change in unrealized appreciation/(depreciation) on investments        (689,663)       608,618    (1,132,964)    (3,563,009)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                         193,877      1,128,302      (352,845)    (3,703,661)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $    90,218    $ 1,846,148   $   905,719    $(3,379,931)
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   26
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS CONTINUED

                                                                                    Touchstone        Touchstone         Touchstone
                                                                                      Mid Cap            Money          Third Avenue
                                                                                      Growth            Market              Value
                                                                                       Fund              Fund               Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                            $       848       $        --       $     2,697
    Dividends from non-affiliated securities (a)                                        141,492               600           423,335
    Interest                                                                                 15           228,887                --
    Income from securities loaned                                                         1,340                --            17,409
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                          143,695           229,487           443,441
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                            103,508            72,382           207,205
    Administration fees                                                                  25,877            80,382            51,802
    Compliance fees and expenses                                                          1,241             1,487             1,983
    Custody fees                                                                            705             1,243             3,661
    Professional fees                                                                     9,493            12,722            11,473
    Shareholder servicing fees                                                           18,114           100,385            56,981
    Transfer Agent fees                                                                     123               123               123
    Trustee fees                                                                          4,209             4,205             4,209
    Other expenses                                                                        3,984             4,703            12,823
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                                   167,254           277,632           350,260
       Fees waived by the Administrator                                                 (17,259)          (57,432)          (47,562)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                                     149,995           220,200           302,698
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    (6,300)            9,287           140,743
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on:
       Investments                                                                       73,428           101,996           646,624
       Foreign currency                                                                      --                --            11,829
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         73,428           101,996           658,453
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/(depreciation) on investments              (1,875,547)               --        (4,650,762)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                              (1,802,119)          101,996        (3,992,309)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $(1,808,419)      $   111,283       $(3,851,566)
====================================================================================================================================

(a) Net of foreign tax withholding of:                                              $       127       $        --       $    33,383

The accompanying notes are an integral part of the financial statements.

                                                                           27
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                           Touchstone      Touchstone     Touchstone     Touchstone
                                                                           Aggressive     Conservative     Enhanced       Moderate
                                                                               ETF             ETF            ETF            ETF
                                                                              Fund            Fund           Fund           Fund
INVESTMENT INCOME:
    Dividends from affiliated securities                                   $       223    $       406    $       207    $       777
    Dividends from non-affiliated securities                                   174,690        272,400         88,378        607,595
    Income from securities loaned                                                5,643         15,513          8,218         14,941
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                 180,556        288,319         96,803        623,313
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                    33,092         45,782         33,419        104,290
    Administration fees                                                         16,546         22,891         16,710         52,280
    Compliance fees and expenses                                                 1,239          1,289          1,288          1,785
    Custody fees                                                                   647            687            649            870
    Professional fees                                                            9,493          9,496          9,492         10,488
    Shareholder servicing fees                                                  20,683         28,614         20,885         52,280
    Transfer Agent fees                                                            123            123            123            123
    Trustee fees                                                                 4,209          4,209          4,209          4,209
    Other expenses                                                               2,690          3,052          3,074          3,331
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                           88,722        116,143         89,849        229,656
       Fees waived by the Administrator                                        (16,546)       (22,891)       (16,710)       (33,622)
       Fees waived and/or expenses reimbursed by the Advisor                   (10,172)        (7,409)       (10,543)            --
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                             62,004         85,843         62,596        196,034
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          118,552        202,476         34,207        427,279
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on investments                                   (821,026)       (93,031)       588,935     (1,343,635)
    Net change in unrealized appreciation/(depreciation) on investments        120,136         73,465     (1,700,056)      (194,783)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS                                              (700,890)       (19,566)    (1,111,121)    (1,538,418)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            $  (582,338)   $   182,910    $(1,076,914)   $(1,111,139)
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   28
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Touchstone                      Touchstone                      Touchstone
                                              Baron Small Cap                    Core Bond                      High Yield
                                                Growth Fund                        Fund                            Fund
                                       ----------------------------    ----------------------------    -----------------------------
                                          For the                         For the                         For the
                                        Six Months        For the       Six Months        For the       Six Months        For the
                                           Ended           Year            Ended           Year            Ended           Year
                                         June 30,          Ended         June 30,          Ended         June 30,          Ended
                                           2010        December 31,        2010        December 31,        2010        December 31,
                                        (Unaudited)        2009         (Unaudited)        2009         (Unaudited)        2009
FROM OPERATIONS:
    Net investment income (loss)       $   (103,659)   $   (128,399)   $    717,846    $  1,338,154    $  1,258,564    $  2,702,430
    Net realized gain (loss) on
       investments                          883,540        (472,955)        519,684       1,268,713         780,119      (1,771,133)
    Net change in unrealized
       appreciation/(depreciation)
       on investments                      (689,663)      5,085,482         608,618       2,447,479      (1,132,964)     10,299,698
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
  operations                                 90,218       4,484,128       1,846,148       5,054,346         905,719      11,230,995
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                        --              --              --      (1,889,191)             --      (2,027,665)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --              --              --      (1,889,191)             --      (2,027,665)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold             2,915,768       6,798,776       1,837,374       2,856,635       9,140,297      16,823,773
    Reinvestment of dividends
       and distributions                         --              --              --       1,889,191              --       2,027,664
    Cost of shares redeemed              (4,444,168)     (5,196,619)     (2,202,134)     (4,760,104)    (14,218,088)    (22,098,046)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  share transactions                     (1,528,400)      1,602,157        (364,760)        (14,278)     (5,077,791)     (3,246,609)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                 (1,438,182)      6,086,285       1,481,388       3,150,877      (4,172,072)      5,956,721
NET ASSETS:
    Beginning of period                  20,329,456      14,243,171      38,586,293      35,435,416      35,037,952      29,081,231
------------------------------------------------------------------------------------------------------------------------------------
    End of period                      $ 18,891,274    $ 20,329,456    $ 40,067,681    $ 38,586,293    $ 30,865,880    $ 35,037,952
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income
  (loss)                               $   (103,415)   $        244    $  2,254,048    $  1,536,202    $  4,079,553    $  2,820,989
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                           29
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                               Touchstone                       Touchstone
                                                                                Large Cap                     Mid Cap Growth
                                                                            Core Equity Fund                       Fund
                                                                       ----------------------------    -----------------------------
                                                                          For the                        For the
                                                                        Six Months        For the      Six Months         For the
                                                                           Ended           Year           Ended            Year
                                                                         June 30,          Ended        June 30,           Ended
                                                                           2010        December 31,       2010         December 31,
                                                                        (Unaudited)        2009        (Unaudited)         2009
FROM OPERATIONS:
    Net investment income (loss)                                       $    323,730    $    751,347    $     (6,300)   $     57,224
    Net realized gain (loss) on investments                                (140,652)     (9,400,421)         73,428      (2,439,965)
    Net change in unrealized appreciation/(depreciation) on
      investments                                                        (3,563,009)     20,749,848      (1,875,547)      9,533,445
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    (3,379,931)     12,100,774      (1,808,419)      7,150,704
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                        --        (761,831)             --         (22,151)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --        (761,831)             --         (22,151)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold                                             6,096,875      12,738,129       3,344,473       3,113,706
    Reinvestment of dividends and distributions                                  --         761,831              --          22,152
    Cost of shares redeemed                                             (16,960,775)    (10,787,158)     (3,410,355)     (5,456,457)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from share transactions                         (10,863,900)      2,712,802         (65,882)     (2,320,599)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (14,243,831)     14,051,745      (1,874,301)      4,807,954
NET ASSETS:
    Beginning of period                                                  63,316,334      49,264,589      25,521,383      20,713,429
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                                      $ 49,072,503    $ 63,316,334    $ 23,647,082    $ 25,521,383
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $  1,075,077    $    751,347    $     50,924    $     57,224
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

   30
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                             Touchstone                         Touchstone
                                                                            Money Market                       Third Avenue
                                                                                Fund                            Value Fund
                                                                   ------------------------------    -------------------------------
                                                                      For the                           For the
                                                                    Six Months          For the        Six Months         For the
                                                                       Ended             Year             Ended            Year
                                                                     June 30,            Ended          June 30,           Ended
                                                                       2010          December 31,         2010         December 31,
                                                                    (Unaudited)        2009 (a)        (Unaudited)         2009
FROM OPERATIONS:
    Net investment income                                          $       9,287    $   1,129,634    $     140,743    $     638,688
    Net realized gain (loss) on:
       Investments                                                       101,996              849          646,624      (10,652,440)
       Foreign currency                                                       --               --           11,829          (11,492)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         101,996              849          658,453      (10,663,932)
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/(depreciation) on
      investments                                                             --               --       (4,650,762)      25,086,833
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    111,283        1,130,483       (3,851,566)      15,061,589
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                        (9,287)        (693,334)              --         (977,362)
    Net investment income, Class SC                                           --         (436,300)              --               --
    Realized capital gains, Class I                                           --               --               --       (3,380,340)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                         (9,287)      (1,129,634)              --       (4,357,702)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                         51,375,410      135,344,659        2,816,298        4,407,927
    Reinvestment of dividends and distributions                            7,231          690,535               --        4,357,704
    Cost of shares redeemed                                          (52,929,063)    (109,071,564)      (6,744,664)     (24,073,567)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions               (1,546,422)      26,963,630       (3,928,366)     (15,307,936)
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                                 --       23,035,799               --               --
    Reinvestment of dividends and distributions                               --          430,742               --               --
    Cost of shares redeemed                                                   --     (113,748,510)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from Class SC share transactions                                 --      (90,281,969)              --               --
------------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (1,444,426)     (63,317,490)      (7,779,932)      (4,604,049)
NET ASSETS:
    Beginning of period                                               79,748,678      143,066,168       53,504,696       58,108,745
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                                  $  78,304,252    $  79,748,678    $  45,724,764    $  53,504,696
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                  $          --    $          --    $     814,099    $     673,356
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

The accompanying notes are an integral part of the financial statements.

                                                                           31
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                Touchstone                      Touchstone
                                                                              Aggressive ETF                 Conservative ETF
                                                                                   Fund                            Fund
                                                                       ----------------------------    -----------------------------
                                                                          For the                        For the
                                                                        Six Months        For the      Six Months         For the
                                                                           Ended           Year           Ended            Year
                                                                         June 30,          Ended        June 30,           Ended
                                                                           2010        December 31,       2010         December 31,
                                                                        (Unaudited)      2009 (a)      (Unaudited)       2009 (a)
FROM OPERATIONS:
    Net investment income                                              $    118,552    $    296,597    $    202,476    $    504,732
    Net realized loss on investments                                       (821,026)     (2,168,709)        (93,031)     (1,263,994)
    Net change in unrealized appreciation/(depreciation) on
      investments                                                           120,136       4,787,900          73,465       2,960,608
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                      (582,338)      2,915,788         182,910       2,201,346
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                               --        (371,904)             --        (719,618)
    Realized capital gains, Class I                                              --        (228,228)             --        (217,064)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --        (600,132)             --        (936,682)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                             1,960,571      11,277,511       1,779,604      13,883,940
    Reinvestment of dividends and distributions                                  --         600,132              --         936,682
    Cost of shares redeemed                                              (3,860,618)       (816,950)     (2,559,017)     (3,022,766)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                  (1,900,047)     11,060,693        (779,413)     11,797,856
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                                    --       2,169,026              --         707,710
    Cost of shares redeemed                                                      --     (11,317,860)             --     (11,675,336)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from Class SC share transactions                                    --      (9,148,834)             --     (10,967,626)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (2,482,385)      4,227,515        (596,503)      2,094,894
NET ASSETS:
    Beginning of period                                                  17,469,740      13,242,225      22,626,024      20,531,130
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                                      $ 14,987,355    $ 17,469,740    $ 22,029,521    $ 22,626,024
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $    415,740    $    297,188    $    707,209    $    504,733
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

The accompanying notes are an integral part of the financial statements.

   32
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                                Touchstone                      Touchstone
                                                                               Enhanced ETF                    Moderate ETF
                                                                                   Fund                            Fund
                                                                       ----------------------------    -----------------------------
                                                                          For the                        For the
                                                                        Six Months        For the      Six Months         For the
                                                                           Ended           Year           Ended            Year
                                                                         June 30,          Ended        June 30,           Ended
                                                                           2010        December 31,       2010         December 31,
                                                                        (Unaudited)      2009 (a)      (Unaudited)       2009 (a)
FROM OPERATIONS:
    Net investment income                                              $     34,207    $    269,870    $    427,279    $  1,128,367
    Net realized gain (loss) on investments                                 588,935      (2,812,766)     (1,343,635)     (3,528,439)
    Net change in unrealized appreciation/(depreciation) on
      investments                                                        (1,700,056)      5,715,196        (194,783)     10,009,515
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    (1,076,914)      3,172,300      (1,111,139)      7,609,443
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income, Class I                                               --        (512,143)             --      (1,603,350)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                --        (512,143)             --      (1,603,350)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS I
    Proceeds from shares sold                                               320,669       3,098,780       3,470,207      20,700,506
    Reinvestment of dividends and distributions                                  --         512,143              --       1,604,021
    Cost of shares redeemed                                              (3,096,046)     (6,136,584)     (4,205,227)     (4,076,597)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Class I share transactions                  (2,775,377)     (2,525,661)       (735,020)     18,227,930
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                                                    --          51,481              --         825,177
    Cost of shares redeemed                                                      --      (5,195,370)             --     (22,856,001)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from Class SC share transactions                                    --      (5,143,889)             --     (22,030,824)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (3,852,291)     (5,009,393)     (1,846,159)      2,203,199
NET ASSETS:
    Beginning of period                                                  17,403,371      22,412,764      52,504,288      50,301,089
------------------------------------------------------------------------------------------------------------------------------------
    End of period                                                      $ 13,551,080    $ 17,403,371    $ 50,658,129    $ 52,504,288
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                      $    304,082    $    269,875    $  1,556,177    $  1,128,898
====================================================================================================================================

(a) Class SC represents the period from January 1, 2009 through April 26, 2009.

The accompanying notes are an integral part of the financial statements.

                                                                           33
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING:

TOUCHSTONE BARON SMALL CAP GROWTH FUND

                                                 Six Months
                                                    Ended
                                                  June 30,                        For the Year Ended December 31,
                                                    2010        --------------------------------------------------------------------
                                                 (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD           $    13.40       $    10.08    $    20.52    $    22.86    $    19.89    $    18.47
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                             (0.07)           (0.08)        (0.07)        (0.16)        (0.11)        (0.21)
    Net realized and unrealized gain (loss)
       on investments                                0.12             3.40         (7.11)         0.87          3.75          1.63
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              0.05             3.32         (7.18)         0.71          3.64          1.42
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Realized capital gains                             --               --         (3.26)        (3.05)        (0.67)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    13.45       $    13.40    $    10.08    $    20.52    $    22.86    $    19.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     0.37%(b)        32.94%       (33.64%)        2.76%        18.26%         7.69%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)               $   18,891       $   20,329    $   14,243    $   26,216    $   29,103    $   27,443
Ratios to average net assets:
    Net expenses                                     1.55%(c)         1.55%         1.55%         1.49%         1.51%         1.54%
    Net investment loss                             (1.02%)(c)       (0.81%)       (0.51%)       (0.71%)       (0.51%)       (1.15%)
Portfolio turnover                                      9%(b)            9%            7%           19%           19%           14%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                 Six Months
                                                    Ended
                                                  June 30,                        For the Year Ended December 31,
                                                    2010        --------------------------------------------------------------------
                                                 (Unaudited)       2009           2008         2007          2006          2005

NET ASSET VALUE, BEGINNING OF PERIOD           $    10.37       $     9.49    $    10.33    $    10.24    $    10.28    $    10.11
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                            0.20             0.39          0.54          0.46          0.50          0.40
    Net realized and unrealized gain (loss)
       on investments                                0.30             1.02         (0.88)         0.10         (0.08)        (0.23)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              0.50             1.41         (0.34)         0.56          0.42          0.17
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                              --            (0.48)        (0.50)        (0.47)        (0.46)           --
    Distributions in excess of net investment
       income                                          --            (0.05)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions               --            (0.53)        (0.50)        (0.47)        (0.46)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.87       $    10.37    $     9.49    $    10.33    $    10.24    $    10.28
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     4.82%(b)        14.90%        (3.26%)        5.45%         4.05%         1.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)               $   40,068       $   38,586    $   35,435    $   39,647    $   37,358    $   39,049
Ratios to average net assets:
    Net expenses                                     0.96%(c)         1.00%         1.00%         0.75%         0.75%         0.75%
    Net investment income                            3.68%(c)         3.67%         4.75%         4.67%         4.41%         3.76%
Portfolio turnover                                    226%(b)          422%          171%          283%          231%          149%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

   34
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:

TOUCHSTONE HIGH YIELD FUND

                                                 Six Months
                                                    Ended
                                                  June 30,                        For the Year Ended December 31,
                                                    2010        --------------------------------------------------------------------
                                                 (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD           $     7.64       $     5.52    $     7.94    $     8.54    $     8.53    $     8.26
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                            0.42             0.67          0.21          0.87          0.61          0.61
    Net realized and unrealized gain (loss)
       on investments                               (0.20)            1.92         (2.14)        (0.72)         0.06         (0.34)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              0.22             2.59         (1.93)         0.15          0.67          0.27
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                              --            (0.47)        (0.49)        (0.75)        (0.66)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     7.86       $     7.64    $     5.52    $     7.94    $     8.54    $     8.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     2.88%(b)        46.90%       (24.31%)        1.78%         7.90%         3.27%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)               $   30,866       $   35,038    $   29,081    $   27,918    $   37,361    $   37,853
Ratios to average net assets:
    Net expenses                                     0.99%(c)         1.05%         1.05%         0.80%         0.80%         0.80%
    Net investment income                            7.75%(c)         8.72%         8.01%         6.88%         6.84%         6.91%
Portfolio turnover                                     33%(b)           61%           52%           62%           46%           69%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP CORE EQUITY FUND

                                                 Six Months
                                                    Ended
                                                  June 30,                        For the Year Ended December 31,
                                                    2010        --------------------------------------------------------------------
                                                 (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD           $     8.20       $     6.69    $    11.22    $    10.99    $     8.88    $     9.16
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                     0.07             0.09         (0.05)         0.24          0.28          0.20
    Net realized and unrealized gain (loss)
       on investments                               (0.70)            1.52         (3.92)         0.35          2.08         (0.48)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations             (0.63)            1.61         (3.97)         0.59          2.36         (0.28)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                              --            (0.10)        (0.07)        (0.25)        (0.25)           --
    Realized capital gains                             --               --         (0.49)        (0.11)           --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions               --            (0.10)        (0.56)        (0.36)        (0.25)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     7.57       $     8.20    $     6.69    $    11.22    $    10.99    $     8.88
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                    (7.68%)(b)       24.06%       (35.20%)        5.32%        26.57%        (3.06%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)               $   49,073       $   63,316    $   49,265    $   25,362    $   26,285    $   25,360
Ratios to average net assets:
    Net expenses                                     1.00%(c)         1.00%         1.00%         0.75%         0.75%         0.75%
    Net investment income                            1.08%(c)         1.40%         1.42%         1.91%         2.31%         2.23%
Portfolio turnover                                     17%(b)           38%           81%          124%           53%           48%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

                                                                           35
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                 Six Months
                                                    Ended
                                                  June 30,                        For the Year Ended December 31,
                                                    2010        --------------------------------------------------------------------
                                                 (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD           $    11.04       $     7.95    $    18.55    $    19.38    $    17.63    $    20.89
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                    (0.00)(d)         0.03          0.02         (0.05)        (0.09)        (0.08)
    Net realized and unrealized gain (loss)
       on investments                               (0.75)            3.07         (7.54)         2.85          2.95          3.28
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations             (0.75)            3.10         (7.52)         2.80          2.86          3.20
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                              --            (0.01)           --            --            --            --
    Realized capital gains                             --               --         (3.08)        (3.63)        (1.11)        (6.46)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions               --            (0.01)        (3.08)        (3.63)        (1.11)        (6.46)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.29       $    11.04    $     7.95    $    18.55    $    19.38    $    17.63
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                    (6.79%)(b)       38.99%       (39.70%)       14.43%        16.18%        15.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)               $   23,647       $   25,521    $   20,713    $   46,356    $   35,216    $   33,511
Ratios to average net assets:
    Net expenses                                     1.16%(c)         1.16%         1.16%         1.15%         1.15%         1.15%
    Net investment income (loss)                    (0.05%)(c)        0.26%         0.06%        (0.29%)       (0.49%)       (0.50%)
Portfolio turnover                                     36%(b)           71%           73%           83%          104%           70%
------------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE MONEY MARKET FUND

                                               Six Months
                                                  Ended
                                                June 30,                        For the Year Ended December 31,
                                                  2010        ----------------------------------------------------------------------
                                               (Unaudited)         2009           2008          2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD         $     1.00       $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                          0.00(d)          0.01             0.03          0.05          0.05          0.03
    Net realized and unrealized gain (loss)
       on investments                              0.00(d)         (0.00)(d)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations            0.00             0.01             0.03          0.05          0.05          0.03
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                         (0.00)(d)        (0.01)           (0.03)        (0.05)        (0.05)        (0.03)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     1.00       $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                   0.01%(b)         0.88%            2.99%         5.17%         4.94%         3.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)             $   78,304       $   79,749       $   52,790    $   44,988    $   37,256    $   42,614
Ratios to average net assets:
    Net expenses                                   0.55%(c)         0.71%(e)         0.65%         0.28%         0.28%         0.28%
    Net investment income                          0.02%(c)         0.80%            2.94%         5.06%         4.82%         3.13%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

   36
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                Six Months
                                                   Ended
                                                 June 30,                        For the Year Ended December 31,
                                                   2010        ---------------------------------------------------------------------
                                                (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD          $    15.61       $    12.93    $    26.70    $    29.24    $    26.89    $    23.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                           0.06             0.26          0.23          0.30          0.22          0.11
    Net realized and unrealized gain (loss)
       on investments                              (1.27)            3.78        (10.68)        (0.79)         4.05          3.98
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations            (1.21)            4.04        (10.45)        (0.49)         4.27          4.09
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                             --            (0.29)        (0.31)        (0.20)        (0.11)         0.00(d)
    Realized capital gains                            --            (1.07)        (3.01)        (1.85)        (1.81)        (0.71)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions              --            (1.36)        (3.32)        (2.05)        (1.92)        (0.71)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $    14.40       $    15.61    $    12.93    $    26.70    $    29.24    $    26.89
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                   (7.75%)(b)       31.39%       (38.50%)       (1.79%)       15.87%        17.41%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)              $   45,725       $   53,505    $   58,109    $  120,717    $  125,330    $  117,142
Ratios to average net assets:
    Net expenses                                    1.17%(c)         1.13%         1.06%         1.05%         1.05%         1.05%
    Net investment income                           0.54%(c)         1.17%         1.08%         1.03%         0.77%         0.48%
Portfolio turnover                                     9%(b)            4%           12%           18%           10%           17%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

                                                                           37
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND

                                                  Six Months
                                                     Ended
                                                   June 30,                        For the Year Ended December 31,
                                                     2010        -------------------------------------------------------------------
                                                  (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD            $     9.17       $     7.80    $    12.70    $    12.65    $    11.30    $    10.80
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.00(d)         (0.09)         0.26          0.40          0.24          0.13
    Net realized and unrealized gain (loss)
       on investments                                (0.42)            1.78         (4.00)         0.25          1.29          0.37
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (0.42)            1.69         (3.74)         0.65          1.53          0.50
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                               --            (0.20)        (0.25)        (0.22)        (0.12)           --
    Realized capital gains                              --            (0.12)        (0.91)        (0.38)        (0.06)           --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                --            (0.32)        (1.16)        (0.60)        (0.18)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $     8.75       $     9.17    $     7.80    $    12.70    $    12.65    $    11.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     (4.58%)(b)       21.72%       (29.12%)        5.12%        13.52%         4.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                $   14,987       $   17,470    $    7,361    $   12,610    $   17,171    $   14,845
Ratios to average net assets:
    Net expenses                                      0.75%(c)         0.75%         0.75%         0.50%         0.50%         0.50%
    Net investment income                             1.43%(c)         2.18%         2.15%         1.86%         1.94%         1.80%
Portfolio turnover                                      23%(b)           45%           20%           39%           33%           38%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND

                                                  Six Months
                                                     Ended
                                                   June 30,                        For the Year Ended December 31,
                                                     2010        -------------------------------------------------------------------
                                                  (Unaudited)       2009           2008         2007          2006          2005

NET ASSET VALUE, BEGINNING OF PERIOD            $    10.90       $    10.17    $    11.92    $    11.50    $    10.72    $    10.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                      0.11            (0.04)         0.53          0.35          0.22          0.16
    Net realized and unrealized gain (loss)
       on investments                                (0.02)            1.24         (1.67)         0.31          0.65          0.19
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations               0.09             1.20         (1.14)         0.66          0.87          0.35
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                               --            (0.36)        (0.34)        (0.20)        (0.08)           --
    Realized capital gains                              --            (0.11)        (0.27)        (0.04)        (0.01)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                --            (0.47)        (0.61)        (0.24)        (0.09)        (0.01)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    10.99       $    10.90    $    10.17    $    11.92    $    11.50    $    10.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                      0.83%(b)        11.79%        (9.49%)        5.76%         8.15%         3.32%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                $   22,030       $   22,626    $   10,835    $   16,197    $   14,213    $    8,098
Ratios to average net assets:
    Net expenses                                      0.75%(c)         0.75%         0.75%         0.50%         0.50%         0.50%
    Net investment income                             1.77%(c)         2.61%         3.10%         3.24%         3.19%         3.01%
Portfolio turnover                                      15%(b)           40%           39%           23%           14%           19%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

   38
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:

TOUCHSTONE ENHANCED ETF FUND

                                                  Six Months
                                                     Ended
                                                   June 30,                        For the Year Ended December 31,
                                                     2010        -------------------------------------------------------------------
                                                  (Unaudited)       2009           2008         2007          2006          2005

NET ASSET VALUE, BEGINNING OF PERIOD            $     7.34       $     6.19    $    13.88    $    13.73    $    11.98    $    11.30
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                             0.04             0.17          0.13          0.21          0.13          0.05
    Net realized and unrealized gain (loss)
       on investments                                (0.58)            1.20         (4.69)         0.35          1.71          0.63
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (0.54)            1.37         (4.56)         0.56          1.84          0.68
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                               --            (0.22)        (0.15)        (0.17)        (0.03)           --
    Realized capital gains                              --               --         (2.98)        (0.24)        (0.06)           --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                --            (0.22)        (3.13)        (0.41)        (0.09)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $     6.80       $     7.34    $     6.19    $    13.88    $    13.73    $    11.98
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     (7.49%)(b)       22.17%       (31.40%)        4.03%        15.38%         6.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                $   13,551       $   17,403    $   19,557    $   39,526    $   47,264    $   26,864
Ratios to average net assets:
    Net expenses                                      0.75%(c)         0.75%         0.75%         0.50%         0.50%         0.50%
    Net investment income                             0.41%(c)         1.50%         1.54%         1.13%         1.26%         1.09%
Portfolio turnover                                      62%(b)           75%           78%           88%           62%           64%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND

                                                  Six Months
                                                     Ended
                                                   June 30,                        For the Year Ended December 31,
                                                     2010        -------------------------------------------------------------------
                                                  (Unaudited)       2009           2008         2007          2006          2005
NET ASSET VALUE, BEGINNING OF PERIOD            $    11.01       $     9.67    $    12.60    $    12.21    $    11.11    $    10.69
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                             0.09             0.19          0.17          0.33          0.22          0.14
    Net realized and unrealized gain (loss)
       on investments                                (0.33)            1.50         (2.74)         0.31          1.00          0.28
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations              (0.24)            1.69         (2.57)         0.64          1.22          0.42
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
    SHAREHOLDERS FROM:
    Net investment income                               --            (0.35)        (0.21)        (0.16)        (0.10)           --
    Realized capital gains                              --               --         (0.15)        (0.09)        (0.02)           --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                --            (0.35)        (0.36)        (0.25)        (0.12)           --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    10.77       $    11.01    $     9.67    $    12.60    $    12.21    $    11.11
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (a)                                     (2.18%)(b)       17.44%       (20.34%)        5.24%        10.97%         3.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                $   50,658       $   52,504    $   33,476    $   29,017    $   27,991    $   19,137
Ratios to average net assets:
    Net expenses                                      0.75%(c)         0.75%         0.75%         0.50%         0.50%         0.50%
    Net investment income                             1.63%(c)         2.37%         2.85%         2.59%         2.57%         2.48%
Portfolio turnover                                      15%(b)           24%           29%           12%           15%           21%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 39.

The accompanying notes are an integral part of the financial statements.

                                                                           39
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the return would be lower.

(b)   Not annualized.

(c)   Annualized.

(d)   Less than $0.01 per share.

(e) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.67%.


The accompanying notes are an integral part of the financial statements.

   40
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Baron Small Cap Growth Fund, Touchstone Core Bond Fund, Touchstone High Yield Fund, Touchstone Large Cap Core Equity Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds").

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2010, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of The Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

Prior to April 27, 2009, the Funds were registered to offer different classes of shares: Class I shares and Class SC shares. The Touchstone Money Market Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund offered two classes of shares: Class I shares and Class SC shares. Effective April 27, 2009, Class SC shares were exchanged for Class I shares and all Funds now offer a single class of shares: Class I shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SHARE VALUATION. The net asset value per share is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith by the Advisor under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

                                                                           41
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

The Funds have adopted FASB ASC 820 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current (GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -- quoted prices in active markets for identical securities

o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

NEW ACCOUNTING PRONOUNCEMENTS. In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

   42
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of June 30, 2010, the following Funds loaned securities and received collateral as follows:

Fund                                     Securities Loaned   Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund     $   2,179,845         $   2,253,887
Touchstone High Yield Fund                 $     403,601         $     427,861
Touchstone Large Cap Core Equity Fund      $   1,103,396         $   1,125,404
Touchstone Mid Cap Growth Fund             $   1,231,233         $   1,279,826
Touchstone Third Avenue Value Fund         $   3,625,146         $   3,735,239
Touchstone Aggressive ETF Fund             $     780,219         $     807,935
Touchstone Conservative ETF Fund           $     203,927         $     210,580
Touchstone Enhanced ETF Fund               $     832,952         $     858,790
Touchstone Moderate ETF Fund               $   6,037,576         $   6,243,416

                                                                           43
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Certain Funds may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the six months ended June 30, 2010, there were no open forward foreign currency contracts.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense.

   44
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. (JPMorgan) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and the Underwriter are each wholly-owned indirect subsidiaries of Western-Southern.

ADVISORY AGREEMENT. The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund       1.05%
--------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                    0.55% on the first $100 million
                                             0.50% of the next $100 million
                                             0.45% of the next $100 million
                                             0.40% of such assets in excess of $300 million.
--------------------------------------------------------------------------------------------
Touchstone High Yield Fund                   0.50% on the first $100 million
                                             0.45% of the next $100 million
                                             0.40% of the next $100 million
                                             0.35% of such assets in excess of $300 million.
--------------------------------------------------------------------------------------------

                                                                           45
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Touchstone Large Cap Core Equity Fund        0.65% on the first $100 million
                                             0.60% of the next $100 million
                                             0.55% of the next $100 million
                                             0.50% of such assets in excess of $300 million.
--------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund               0.80%
--------------------------------------------------------------------------------------------
Touchstone Money Market Fund                 0.18%
--------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund           0.80% on the first $100 million
                                             0.75% of the next $100 million
                                             0.70% of the next $100 million
                                             0.65% of such assets in excess of $300 million.
--------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund               0.40% on the first $50 million
Touchstone Conservative ETF Fund             0.38% of the next $50 million
Touchstone Enhanced ETF Fund                 0.36% of such assets in excess of $100 million.
Touchstone Moderate ETF Fund
--------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds .The Advisor (not the Funds) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the six months ended June 30, 2010, the following sub-advisory agreements were in place:

TOUCHSTONE BARON SMALL CAP             BAMCO, Inc.
GROWTH FUND

TOUCHSTONE CORE BOND FUND              Fort Washington Investment Advisors, Inc.

TOUCHSTONE HIGH YIELD FUND             Fort Washington Investment Advisors, Inc.

TOUCHSTONE LARGE CAP CORE              Todd/Veredus Asset Management, LLC
EQUITY FUND

TOUCHSTONE MID CAP GROWTH              TCW Investment Management Company
FUND                                   and Westfield Capital Management
                                       Company, LP

TOUCHSTONE MONEY MARKET FUND           Fort Washington Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE VALUE          Third Avenue Management, LLC
FUND

TOUCHSTONE AGGRESSIVE ETF FUND         Todd/Veredus Asset Management, LLC

TOUCHSTONE CONSERVATIVE ETF            Todd/Veredus Asset Management, LLC
FUND

TOUCHSTONE ENHANCED ETF FUND           Todd/Veredus Asset Management, LLC

TOUCHSTONE MODERATE ETF FUND           Todd/Veredus Asset Management, LLC

Fort Washington Investment Advisors, Inc. is an affiliate of the Advisor and of Western-Southern.

   46
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT. The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of average daily net assets of the Trust up to and including $1 billion; 0.16% of the next $1 billion of average daily net assets; and 0.12% of all such assets in excess of $2 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT. The Trust entered into a Transfer Agent Agreement between the Trust and JPMorgan. JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust entered into a Shareholder Servicing Plan for all share classes of the Trust which provides for a fee of 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

                                                                           47
                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------


A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended June 30, 2010, is noted below:

                                                                   SHARE ACTIVITY
                                               -------------------------------------------------------
                                                Balance                                        Balance                      Value
                                               12/31/09       Purchases        Sales          06/30/10     Dividends      06/30/10
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap
   Growth Fund                                 1,442,618      4,128,828     (5,000,142)        571,304    $     1,762    $   571,304
Touchstone Core Bond Fund                      3,499,554     29,456,902    (29,620,051)      3,336,405    $     6,647    $ 3,336,405
Touchstone High Yield Fund                       220,834     10,507,164    (10,727,998)             --    $       570    $        --
Touchstone Large Cap Core
   Equity Fund                                 1,256,821     10,184,357    (10,221,429)      1,219,749    $     1,446    $ 1,219,749
Touchstone Mid Cap Growth Fund                   541,918      5,593,617     (5,855,139)        280,396    $       848    $   280,396
Touchstone Third Avenue
   Value Fund                                  1,855,737      9,089,336     (8,274,870)      2,670,203    $     2,697    $ 2,670,203
Touchstone Aggressive ETF Fund                   267,582      3,387,504     (3,414,514)        240,572    $       223    $   240,572
Touchstone Conservative ETF Fund                 288,488      3,156,056     (3,309,918)        134,626    $       406    $   134,626
Touchstone Enhanced ETF Fund                       4,458      1,751,660     (1,756,118)             --    $       207    $        --
Touchstone Moderate ETF Fund                     568,304      5,268,691     (5,180,404)        656,591    $       777    $   656,591

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                     Touchstone Baron Small              Touchstone Core
                                                         Cap Growth Fund                    Bond Fund
                                                    For the                        For the
                                                  Six Months         For the      Six Months         For the
                                                     Ended            Year           Ended            Year
                                                   June 30,           Ended        June 30,           Ended
                                                     2010         December 31,       2010         December 31,
                                                  (Unaudited)         2009        (Unaudited)         2009
Shares issued                                        203,972         581,749         173,608         283,169
Shares reinvested                                         --              --              --         182,178
Shares redeemed                                     (316,933)       (477,507)       (207,954)       (479,291)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (112,961)        104,242         (34,346)        (13,944)
Shares outstanding, beginning of period            1,517,447       1,413,205       3,720,948       3,734,892
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,404,486       1,517,447       3,686,602       3,720,948

                                                         Touchstone High              Touchstone Large Cap
                                                           Yield Fund                   Core Equity Fund
                                                    For the                         For the
                                                  Six Months         For the      Six Months         For the
                                                     Ended            Year           Ended            Year
                                                   June 30,           Ended        June 30,           Ended
                                                     2010         December 31,       2010         December 31,
                                                  (Unaudited)         2009        (Unaudited)         2009
Shares issued                                      1,165,955       2,713,474         726,226       1,798,398
Shares reinvested                                         --         265,401              --          92,906
Shares redeemed                                   (1,826,219)     (3,664,252)     (1,966,879)     (1,531,030)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (660,264)       (685,377)     (1,240,653)        360,274
Shares outstanding, beginning of period            4,586,549       5,271,926       7,722,350       7,362,076
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  3,926,285       4,586,549       6,481,697       7,722,350

   48
-----
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--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

                                                        Touchstone Mid Cap              Touchstone Third
                                                            Growth Fund                 Avenue Value Fund
                                                    For the                         For the
                                                  Six Months         For the      Six Months         For the
                                                     Ended            Year           Ended            Year
                                                   June 30,           Ended        June 30,           Ended
                                                     2010         December 31,       2010         December 31,
                                                  (Unaudited)         2009        (Unaudited)         2009
Shares issued                                        289,540         327,051         176,090         312,030
Shares reinvested                                         --           2,006              --         278,470
Shares redeemed                                     (303,201)       (623,055)       (427,991)     (1,658,939)
--------------------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                   (13,661)       (293,998)       (251,901)     (1,068,439)
Shares outstanding, beginning of period            2,311,084       2,605,082       3,427,033       4,495,472
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  2,297,423       2,311,084       3,175,132       3,427,033

                                                      Touchstone Aggressive         Touchstone Conservative
                                                            ETF Fund                        ETF Fund
                                                    For the                         For the
                                                  Six Months         For the      Six Months         For the
                                                     Ended            Year           Ended            Year
                                                   June 30,           Ended        June 30,           Ended
                                                     2010         December 31,       2010         December 31,
                                                  (Unaudited)         2009        (Unaudited)         2009
Shares issued                                        211,252       1,408,451         161,556       1,351,942
Shares reinvested                                         --          65,071              --          85,263
Shares redeemed                                     (403,286)       (512,452)       (231,859)       (427,125)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (192,034)        961,070         (70,303)      1,010,080
Shares outstanding, beginning of period            1,904,998         943,928       2,075,373       1,065,293
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,712,964       1,904,998       2,005,070       2,075,373

                                                       Touchstone Enhanced            Touchstone Moderate
                                                             ETF Fund                       ETF Fund
                                                    For the                         For the
                                                  Six Months         For the      Six Months         For the
                                                     Ended            Year           Ended            Year
                                                   June 30,           Ended        June 30,           Ended
                                                     2010         December 31,       2010         December 31,
                                                  (Unaudited)         2009        (Unaudited)         2009
Shares issued                                         43,335         503,350         310,030       2,144,540
Shares reinvested                                         --          69,774              --         145,696
Shares redeemed                                     (419,585)     (1,359,913)       (377,663)       (981,704)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (376,250)       (786,789)        (67,633)      1,308,532
Shares outstanding, beginning of period            2,370,489       3,157,278       4,770,284       3,461,752
--------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,994,239       2,370,489       4,702,651       4,770,284

5. EXPENSE REDUCTIONS

The Advisor has contractually agreed to waive its fees or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses.

                                                                           49
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed is the Administration fees waived by the Administrator and the amount of other expenses reimbursed by the Advisor for each Fund for the six months ended June 30, 2010:

                                      Touchstone                   Touchstone
                                      Baron Small   Touchstone     Touchstone    Large Cap
                                      Cap Growth     Core Bond     High Yield   Core Equity
                                         Fund          Fund           Fund         Fund
Expense cap                                 1.55%         1.00%         1.05%         1.00%
Administration fees waived            $   13,823    $       --    $       --    $    5,099
Expenses reimbursed                   $       --    $       --    $       --    $       --
--------------------------------------------------------------------------------------------

                                     Touchstone      Touchstone
                                      Mid Cap        Touchstone     Third Avenue
                                       Growth       Money Market        Value
                                        Fund            Fund            Fund
Expense cap                                1.17%           0.75%           1.17%
Administration fees waived           $   17,259      $   57,432      $   47,562
Expenses reimbursed                  $       --      $       --      $       --
--------------------------------------------------------------------------------

                                      Touchstone    Touchstone     Touchstone    Touchstone
                                      Aggressive   Conservative     Enhanced      Moderate
                                       ETF Fund      ETF Fund       ETF Fund      ETF Fund
Expense cap                                0.75%          0.75%         0.75%         0.75%
Administration fees waived           $   16,546     $   22,891    $   16,710    $   33,622
Expenses reimbursed                  $   10,172     $    7,409    $   10,543    $       --
-------------------------------------------------------------------------------------------

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2010 were as follows:

                                   Touchstone
                                   Baron Small      Touchstone       Touchstone
                                   Cap Growth        Core Bond       High Yield
                                      Fund             Fund             Fund
Cost of Purchases                 $  1,761,946     $  8,611,408     $ 10,022,438
Proceeds from Sales               $  2,421,512     $ 10,025,942     $ 13,089,819
--------------------------------------------------------------------------------

                                   Touchstone       Touchstone       Touchstone
                                    Large Cap         Mid Cap       Third Avenue
                                   Core Equity        Growth            Value
                                      Fund             Fund             Fund
Cost of Purchases                 $  9,986,799     $  9,138,060     $  4,575,937
Proceeds from Sales               $ 20,481,688     $  8,917,056     $  9,114,474
--------------------------------------------------------------------------------

                           Touchstone    Touchstone    Touchstone    Touchstone
                           Aggressive   Conservative    Enhanced      Moderate
                            ETF Fund      ETF Fund      ETF Fund      ETF Fund
Cost of Purchases         $  3,658,882  $  3,472,910  $ 10,232,313  $  8,032,721
Proceeds from Sales       $  5,409,154  $  3,937,027  $ 12,812,149  $  8,121,511
--------------------------------------------------------------------------------

   50
-----
--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2009 and 2008 was as follows:

                                                Touchstone
                                               Baron Small                      Touchstone                      Touchstone
                                                Cap Growth                      Core Bond                       High Yield
                                                   Fund                            Fund                            Fund
                                           2009            2008            2009            2008            2009            2008
From ordinary income                   $         --    $         --    $  1,889,191    $  1,783,848    $  2,027,665    $  2,349,654
From long-term capital gains                     --       3,402,506              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                       $         --    $  3,402,506    $  1,889,191    $  1,783,848    $  2,027,665    $  2,349,654
------------------------------------------------------------------------------------------------------------------------------------

                                                Touchstone                                                      Touchstone
                                                Large Cap                       Touchstone                        Money
                                               Core Equity                    Mid Cap Growth                      Market
                                                   Fund                            Fund                            Fund
                                          2009            2008            2009            2008            2009            2008
From ordinary income                   $    761,831    $  1,038,605    $     22,151    $  1,217,508    $  1,129,634    $  3,852,800
From long-term capital gains                     --       2,810,369              --       4,484,909              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                       $    761,831    $  3,848,974    $     22,151    $  5,702,417    $  1,129,634    $  3,852,800
------------------------------------------------------------------------------------------------------------------------------------

                                               Touchstone                      Touchstone                       Touchstone
                                              Third Avenue                     Aggressive                      Conservative
                                                 Value                            ETF                              ETF
                                                  Fund                            Fund                             Fund
                                          2009            2008            2009            2008            2009            2008
From ordinary income                   $    977,362    $  1,626,068    $    371,904    $    406,288    $    719,618    $    669,583
From long-term capital gains              3,380,340      10,496,578         228,228       1,363,965         217,064         521,514
------------------------------------------------------------------------------------------------------------------------------------
                                       $  4,357,702    $ 12,122,646    $    600,132    $  1,770,253    $    936,682    $  1,191,097
------------------------------------------------------------------------------------------------------------------------------------

                                         Touchstone                    Touchstone
                                          Enhanced                      Moderate
                                            ETF                           ETF
                                            Fund                          Fund
                                     2009           2008           2009           2008
From ordinary income             $    512,143   $  1,962,696   $  1,603,350   $  1,051,875
From long-term capital gains               --      5,626,243             --        779,232
------------------------------------------------------------------------------------------
                                 $    512,143   $  7,588,939   $  1,603,350   $  1,831,107
------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of December 31, 2009:

                                                 Touchstone                                            Touchstone
                                                 Baron Small       Touchstone        Touchstone         Large Cap
                                                 Cap Growth         Core Bond        High Yield        Core Equity
                                                    Fund              Fund              Fund              Fund
Tax cost of portfolio investments              $  17,535,017     $  41,926,349     $  32,966,833     $  74,981,191
-------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                      7,745,467           908,191         2,421,536         3,591,210
Gross unrealized depreciation                       (234,721)       (1,350,426)         (645,820)       (6,755,721)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)         7,510,746          (442,235)        1,775,716        (3,164,511)
Capital loss carryforward                         (2,086,510)          (52,692)       (4,467,284)      (17,363,313)
Post October losses                                       --                --                --           (19,026)
Undistributed ordinary income                             --         1,536,202         2,820,989           751,347
-------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)                 $   5,424,236     $   1,041,275     $     129,421     $ (19,795,503)
-------------------------------------------------------------------------------------------------------------------

                                                                           51
                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                        Touchstone                         Touchstone
                                          Mid Cap        Touchstone       Third Avenue
                                          Growth        Money Market          Value
                                           Fund             Fund              Fund
Tax cost of portfolio investments     $ 29,586,166      $ 79,493,512      $ 55,599,808
---------------------------------------------------------------------------------------
Gross unrealized appreciation            3,382,293                --        12,957,720
Gross unrealized depreciation           (2,193,904)               --        (6,729,779)
---------------------------------------------------------------------------------------
Net unrealized appreciation              1,188,389                --         6,227,941
Capital loss carryforward               (5,588,702)             (158)      (14,824,418)
Undistributed ordinary income               57,224                --         3,062,304
---------------------------------------------------------------------------------------
Accumulated deficit                   $ (4,343,089)     $       (158)     $ (5,534,173)
---------------------------------------------------------------------------------------

                                                 Touchstone        Touchstone        Touchstone        Touchstone
                                                 Aggressive       Conservative        Enhanced          Moderate
                                                     ETF               ETF               ETF               ETF
                                                    Fund              Fund              Fund              Fund
Tax cost of portfolio investments              $  23,691,207     $  28,023,030     $  21,888,946     $  68,666,110
-------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                        942,198           941,715         1,327,800         1,723,254
Gross unrealized depreciation                     (2,542,161)       (1,429,862)         (946,277)       (7,293,825)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)        (1,599,963)         (488,147)          381,523        (5,570,571)
Capital loss carryforward                         (1,026,841)         (336,006)       (9,994,980)       (1,977,883)
Post October losses                                       --                --          (105,480)          (10,570)
Undistributed ordinary income                        296,597           504,732           269,870         1,128,367
-------------------------------------------------------------------------------------------------------------------
Accumulated deficit                            $  (2,330,207)    $    (319,421)    $  (9,449,067)    $  (6,430,657)
-------------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment companies, regulated investment companies, and real estate investment trusts.

During the year ended December 31, 2009, the following Funds utilized capital loss carryforwards as follows:

                                                                        Amount
Touchstone Core Bond Fund                                             $  792,093
Touchstone Money Market Fund                                             244,587

During the year ended December 31, 2009, the Touchstone Money Market Fund had $243,738 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2009 in the table above expire as follows:

                                                   Amount       Expiration Date
Touchstone Baron Small Cap Growth Fund         $     893,256   December 31, 2016
                                                   1,193,254   December 31, 2017
                                               -------------
                                               $   2,086,510
                                               -------------

Touchstone Core Bond Fund                      $      52,692   December 31, 2016
                                               -------------


Touchstone High Yield Fund                     $     254,454   December 31, 2010
                                                   1,376,648   December 31, 2011
                                                     935,126   December 31, 2016
                                                   1,901,056   December 31, 2017
                                               -------------
                                               $   4,467,284
                                               -------------

   52
-----
--------------------------------
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--------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS CONTINUED

                                                   Amount       Expiration Date
Touchstone Large Cap Core Equity Fund*         $   4,692,851   December 31, 2010
                                                   2,118,382   December 31, 2015
                                                   2,591,468   December 31, 2016
                                                   7,960,612   December 31, 2017
                                               -------------
                                               $  17,363,313
                                               -------------

Touchstone Mid Cap Growth Fund                 $   1,915,049   December 31, 2016
                                                   3,673,653   December 31, 2017
                                               -------------
                                               $   5,588,702
                                               -------------

Touchstone Money Market Fund                   $          28   December 31, 2010
                                                         130   December 31, 2011
                                               -------------
                                               $         158
                                               -------------

Touchstone Third Avenue Value Fund*            $   1,828,749   December 31, 2010
                                                     216,360   December 31, 2011
                                                      22,282   December 31, 2013
                                                      11,333   December 31, 2014
                                                  12,745,694   December 31, 2017
                                               -------------
                                               $  14,824,418
                                               -------------

Touchstone Aggressive ETF Fund                 $   1,026,841   December 31, 2017
                                               -------------

Touchstone Conservative ETF Fund               $     336,006   December 31, 2017
                                               -------------

Touchstone Enhanced ETF Fund                   $   3,002,781   December 31, 2016
                                                   6,992,199   December 31, 2017
                                               -------------
                                               $   9,994,980
                                               -------------

Touchstone Moderate ETF Fund                   $      58,366   December 31, 2015
                                                      64,383   December 31, 2016
                                                   1,855,134   December 31, 2017
                                               -------------
                                               $   1,977,883
                                               -------------

* A portion of the capital losses may be limited under tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

From November 1, 2009 to December 31, 2009, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on January 1, 2010:

                                                                        Amount
Touchstone Large Cap Core Equity Fund                                 $  19,026
Touchstone Enhanced ETF Fund                                            105,480
Touchstone Moderate ETF Fund                                             10,570

RECLASSIFICATION OF CAPITAL ACCOUNTS. Reclassifications result primarily from the difference in the tax treatment of paydown gains/losses on mortgage backed and asset backed securities, expiration of capital losses, net gains/losses of regulated investment companies. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                                                                           53
                                                                           -----
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                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

                                          Undistributed
                                          Net Investment   Realized        Paid-In
                                              Income       Gain/Loss       Capital
Touchstone Baron Small Cap Growth Fund     $   128,399    $        --    $  (128,399)
Touchstone Core Bond Fund                      198,048       (198,048)            --
Touchstone High Yield Fund                     118,559       (118,559)            --
Touchstone Money Market Fund                        --        243,738       (243,738)
Touchstone Third Avenue Value Fund              34,668        (34,668)            --
Touchstone Aggressive ETF Fund                  (2,044)         2,044             --
Touchstone Conservative ETF Fund                  (983)           983             --
Touchstone Enhanced ETF Fund                   (17,431)        17,431             --
Touchstone Moderate ETF Fund                    (2,852)         2,852             --

For the six months ended June 30, 2010, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                 Net
                                                               Gross           Gross          Unrealized
                                              Federal       Unrealized      Unrealized       Appreciation
                                             Tax Cost      Appreciation    Depreciation     (Depreciation)
Touchstone Baron Small Cap Growth Fund     $ 14,492,702    $  7,119,825    $   (298,986)    $  6,820,839
Touchstone Core Bond Fund                    42,238,626       1,271,110      (1,104,727)         166,383
Touchstone High Yield Fund                   30,819,667       1,383,860        (741,108)         642,752
Touchstone Large Cap Core Equity Fund*       56,942,953          95,092      (6,822,612)      (6,727,520)
Touchstone Mid Cap Growth Fund               25,706,560       1,457,857      (2,142,799)        (684,942)
Touchstone Money Market Fund                 79,188,943              --              --               --
Touchstone Third Avenue Value Fund           45,615,439      10,566,823      (6,600,210)       3,966,613
Touchstone Aggressive ETF Fund               17,401,253         405,996      (1,886,412)      (1,480,416)
Touchstone Conservative ETF Fund             22,642,387         531,038        (945,719)        (414,681)
Touchstone Enhanced ETF Fund                 15,760,016         536,448      (1,854,981)      (1,318,533)
Touchstone Moderate ETF Fund                 62,951,502         499,957      (6,225,732)      (5,725,775)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

   54
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--------------------------------
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--------------------------------

OTHER ITEMS
--------------------------------------------------------------------------------
                                                       June 30, 2010 (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2010" to estimate the expenses you paid on your account during this period.

                                                                           55
                                                                           -----
                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                            Expenses
                                             Net Expense Ratio     Beginning              Ending         Paid During the
                                                Annualized       Account Value        Account Value     Six Months Ended
                                                 June 30,         January 1,            June 30,            June 30,
                                                   2010              2010                 2010                2010*
TOUCHSTONE BARON SMALL CAP GROWTH FUND
  Actual                                           1.55%          $  1,000.00          $  1,003.70          $  7.70
  Hypothetical                                     1.55%          $  1,000.00          $  1,017.11          $  7.75

TOUCHSTONE CORE BOND FUND
  Actual                                           0.96%          $  1,000.00          $  1,048.20          $  4.88
  Hypothetical                                     0.96%          $  1,000.00          $  1,020.03          $  4.81

TOUCHSTONE HIGH YIELD FUND
  Actual                                           0.99%          $  1,000.00          $  1,028.80          $  4.98
  Hypothetical                                     0.99%          $  1,000.00          $  1,019.89          $  4.96

TOUCHSTONE LARGE CAP CORE EQUITY FUND
  Actual                                           1.00%          $  1,000.00          $    923.20          $  4.77
  Hypothetical                                     1.00%          $  1,000.00          $  1,019.84          $  5.01

TOUCHSTONE MID CAP GROWTH FUND
  Actual                                           1.16%          $  1,000.00          $    932.10          $  5.56
  Hypothetical                                     1.16%          $  1,000.00          $  1,019.04          $  5.81

TOUCHSTONE MONEY MARKET FUND
  Actual                                           0.55%          $  1,000.00          $  1,000.10          $  2.73
  Hypothetical                                     0.55%          $  1,000.00          $  1,022.07          $  2.76

TOUCHSTONE THIRD AVENUE VALUE FUND
  Actual                                           1.17%          $  1,000.00          $    922.50          $  5.58
  Hypothetical                                     1.17%          $  1,000.00          $  1,018.99          $  5.86

TOUCHSTONE AGGRESSIVE ETF FUND
  Actual                                           0.75%          $  1,000.00          $    954.20          $  3.63
  Hypothetical                                     0.75%          $  1,000.00          $  1,021.08          $  3.76

TOUCHSTONE CONSERVATIVE ETF FUND
  Actual                                           0.75%          $  1,000.00          $  1,008.30          $  3.73
  Hypothetical                                     0.75%          $  1,000.00          $  1,021.08          $  3.76

TOUCHSTONE ENHANCED ETF FUND
  Actual                                           0.75%          $  1,000.00          $    925.10          $  3.58
  Hypothetical                                     0.75%          $  1,000.00          $  1,021.08          $  3.76

TOUCHSTONE MODERATE ETF FUND
  Actual                                           0.75%          $  1,000.00          $    978.20          $  3.68
  Hypothetical                                     0.75%          $  1,000.00          $  1,021.08          $  3.76

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

================================================================================

PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group(R)

      THE PRIVACY PROTECTION POLICY IS NOT PART OF THE SEMI-ANNUAL REPORT.
================================================================================

                       This page intentionally left blank.

                        [LOGO] Touchstone Investments(R)


                                                          TSF-1006-TVST-SAR-1006

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable in semiannual filing.

(a)(2) The certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) The certifications required by Item 11(b) of Form N-CSR are filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 31, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 31, 2010

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 31, 2010